UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Semi-Annual Report March 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	17.2
Fannie Mae	4.8
Ginnie Mae	2.7
Freddie Mac	2.2
Morgan Stanley	1.0
27.9

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	26.9%
AAA,AA,A	3.5%
BBB	12.2%
BB and Below	5.3%
Not Rated	0.5%
Equities*	23.5%
Short-Term Investments and Net Other Assets	28.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	0.5
Apple, Inc.	0.5
Amazon.com, Inc.	0.3
Alphabet, Inc. Class A	0.2
UnitedHealth Group, Inc.	0.2
1.7

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	34.5
Cash Equivalents	4.8
Health Care	3.6
Energy	3.6
Communication Services	3.2

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	23.5%
Bond Class	47.9%
Short-Term Class	28.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 9.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,839,533	$9,124,086
Fidelity Communication Services Central Fund (a)	256,639	50,126,651
Fidelity Consumer Discretionary Central Fund (a)	191,380	62,759,238
Fidelity Consumer Staples Central Fund (a)	205,668	40,117,514
Fidelity Emerging Markets Equity Central Fund (a)	319,752	68,183,888
Fidelity Energy Central Fund (a)	275,676	30,274,698
Fidelity Financials Central Fund (a)	1,157,031	111,641,921
Fidelity Health Care Central Fund (a)	214,678	92,049,451
Fidelity Industrials Central Fund (a)	218,848	59,701,734
Fidelity Information Technology Central Fund (a)	368,335	137,543,790
Fidelity International Equity Central Fund (a)	1,606,157	121,955,479
Fidelity Materials Central Fund (a)	79,890	16,043,570
Fidelity Real Estate Equity Central Fund (a)	193,838	22,097,510
Fidelity Utilities Central Fund (a)	110,392	20,621,304
TOTAL EQUITY CENTRAL FUNDS
(Cost $573,566,714)		842,240,834

Fixed-Income Central Funds - 49.3%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	2,864,473	27,097,918
Fidelity Floating Rate Central Fund (a)	502,473	50,850,312
Fidelity High Income Central Fund 1 (a)	852,661	79,664,092

TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,612,322

Investment Grade Fixed-Income Funds - 46.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,991,787	198,999,428
Fidelity International Credit Central Fund (a)	301,915	29,814,122
Fidelity Investment Grade Bond Central Fund (a)	19,036,646	2,060,145,792

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,288,959,342

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,294,030,031)		2,446,571,664

Money Market Central Funds - 28.3%
Fidelity Cash Central Fund, 2.48% (b)	165,665,549	165,698,682
Fidelity Money Market Central Fund, 2.68% (b)	1,164,194,632	1,164,311,051
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	76,441,744	76,449,388
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,406,338,408)		1,406,459,121
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 4/18/19 to 6/27/19 (d)
(Cost $4,756,881)	4,770,000	4,756,975
	Shares	Value

Investment Companies - 6.9%
iShares 20+ Year Treasury Bond ETF(e)	698,941	$88,374,100
iShares Core MSCI Emerging Markets ETF	3,041,291	157,265,159
iShares MSCI EAFE Index ETF	549,758	35,657,304
iShares MSCI Japan ETF	1,130,346	61,852,533
TOTAL INVESTMENT COMPANIES
(Cost $332,384,744)		343,149,096
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $4,611,076,778)		5,043,177,690
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(77,502,422)
NET ASSETS - 100%		$4,965,675,268

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	748	June 2019	$106,133,720	$(2,883,409)	$(2,883,409)

The notional amount of futures sold as a percentage of Net Assets is 2.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $84,073,767.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,756,975.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,134,527
Fidelity Commodity Strategy Central Fund	72,782
Fidelity Communication Services Central Fund	173,088
Fidelity Consumer Discretionary Central Fund	2,187,875
Fidelity Consumer Staples Central Fund	3,337,711
Fidelity Emerging Markets Debt Central Fund	815,546
Fidelity Emerging Markets Equity Central Fund	1,476,976
Fidelity Energy Central Fund	319,310
Fidelity Financials Central Fund	6,073,007
Fidelity Floating Rate Central Fund	1,501,626
Fidelity Health Care Central Fund	4,891,428
Fidelity High Income Central Fund 1	2,490,366
Fidelity Industrials Central Fund	2,969,500
Fidelity Inflation-Protected Bond Index Central Fund	5,493,501
Fidelity Information Technology Central Fund	23,425,235
Fidelity International Credit Central Fund	1,082,072
Fidelity International Equity Central Fund	6,390,448
Fidelity Investment Grade Bond Central Fund	37,412,269
Fidelity Materials Central Fund	1,311,559
Fidelity Money Market Central Fund	14,948,274
Fidelity Real Estate Equity Central Fund	747,823
Fidelity Securities Lending Cash Central Fund	44,286
Fidelity Utilities Central Fund	1,725,294
Total	$121,024,503

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$10,220,647	$364,426	$(8,084)	$(724,051)	$9,124,086	3.5%
Fidelity Communication Services Central Fund	13,740,335	35,967,124	2,553,697	34,101	2,938,788	50,126,651	3.1%
Fidelity Consumer Discretionary Central Fund	78,963,339	6,074,980	17,527,583	409,102	(5,160,600)	62,759,238	3.3%
Fidelity Consumer Staples Central Fund	41,905,713	4,701,836	5,169,911	(365,582)	(954,542)	40,117,514	3.1%
Fidelity Emerging Markets Debt Central Fund	26,523,183	1,701,596	1,279,435	3,675	148,899	27,097,918	18.5%
Fidelity Emerging Markets Equity Central Fund	20,179,028	53,332,991	5,947,444	170,561	448,752	68,183,888	6.4%
Fidelity Energy Central Fund	41,080,792	1,558,503	4,938,323	(565,981)	(6,860,293)	30,274,698	3.2%
Fidelity Financials Central Fund	126,873,901	10,178,687	16,403,160	(904,850)	(8,102,657)	111,641,921	3.4%
Fidelity Floating Rate Central Fund	51,153,323	3,273,663	2,558,867	19,736	(1,037,543)	50,850,312	2.5%
Fidelity Health Care Central Fund	109,351,344	8,206,947	14,571,378	723,632	(11,661,094)	92,049,451	3.2%
Fidelity High Income Central Fund 1	75,066,797	9,239,909	4,019,346	(13,187)	(610,081)	79,664,092	15.8%
Fidelity Industrials Central Fund	70,743,549	5,189,899	9,001,992	(235,214)	(6,994,508)	59,701,734	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	206,124,407	12,941,989	19,568,662	(183,524)	(314,782)	198,999,428	16.8%
Fidelity Information Technology Central Fund	190,356,674	32,428,058	46,765,313	(2,791,732)	(35,683,897)	137,543,790	3.2%
Fidelity International Credit Central Fund	28,987,776	2,145,324	1,535,454	(18,794)	235,270	29,814,122	16.6%
Fidelity International Equity Central Fund	132,076,285	14,914,516	12,477,440	219,527	(12,777,409)	121,955,479	5.0%
Fidelity Investment Grade Bond Central Fund	2,069,713,719	110,437,619	176,442,366	2,052,382	54,384,438	2,060,145,792	26.4%
Fidelity Materials Central Fund	18,945,269	1,941,883	2,300,563	(398,946)	(2,144,073)	16,043,570	3.4%
Fidelity Real Estate Equity Central Fund	20,759,325	1,456,556	1,023,534	18,190	886,973	22,097,510	16.4%
Fidelity Utilities Central Fund	21,377,685	2,428,502	2,979,305	164,791	(370,369)	20,621,304	3.3%
Total	$3,343,922,444	$328,341,229	$347,428,199	$(1,670,197)	$(34,352,779)	$3,288,812,498

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$842,240,834	$842,240,834	$--	$--
Fixed-Income Central Funds	2,446,571,664	2,446,571,664	--	--
Money Market Central Funds	1,406,459,121	1,406,459,121	--	--
Other Short-Term Investments	4,756,975	--	4,756,975	--
Investment Companies	343,149,096	343,149,096	--	--
Total Investments in Securities:	$5,043,177,690	$5,038,420,715	$4,756,975	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,883,409)	$(2,883,409)	$--	$--
Total Liabilities	$(2,883,409)	$(2,883,409)	$--	$--
Total Derivative Instruments:	$(2,883,409)	$(2,883,409)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,883,409)
Total Equity Risk	0	(2,883,409)
Total Value of Derivatives	$0	$(2,883,409)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,841,480) — See accompanying schedule: Unaffiliated issuers (cost $337,141,625)	$347,906,071
Fidelity Central Funds (cost $4,273,935,153)	4,695,271,619
Total Investment in Securities (cost $4,611,076,778)		$5,043,177,690
Receivable for investments sold		2,330,579
Receivable for fund shares sold		2,273,873
Distributions receivable from Fidelity Central Funds		394,006
Prepaid expenses		3,588
Other receivables		16,534
Total assets		5,048,196,270
Liabilities
Payable for fund shares redeemed	$3,269,190
Accrued management fee	1,663,727
Distribution and service plan fees payable	39,325
Payable for daily variation margin on futures contracts	628,320
Other affiliated payables	427,428
Other payables and accrued expenses	43,624
Collateral on securities loaned	76,449,388
Total liabilities		82,521,002
Net Assets		$4,965,675,268
Net Assets consist of:
Paid in capital		$4,761,200,957
Total distributable earnings (loss)		204,474,311
Net Assets		$4,965,675,268
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,966,992 ÷ 3,333,875 shares)		$13.19
Maximum offering price per share (100/94.25 of $13.19)		$13.99
Class M:
Net Asset Value and redemption price per share ($25,066,305 ÷ 1,904,933 shares)		$13.16
Maximum offering price per share (100/96.50 of $13.16)		$13.64
Class C:
Net Asset Value and offering price per share ($22,145,845 ÷ 1,689,785 shares)(a)		$13.11
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,813,607,163 ÷ 364,393,734 shares)		$13.21
Class I:
Net Asset Value, offering price and redemption price per share ($58,588,886 ÷ 4,437,384 shares)		$13.20
Class Z:
Net Asset Value, offering price and redemption price per share ($2,300,077 ÷ 174,177 shares)		$13.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$4,033,520
Interest		57,192
Income from Fidelity Central Funds		66,065,080
Total income		70,155,792
Expenses
Management fee	$9,843,857
Transfer agent fees	1,966,137
Distribution and service plan fees	230,290
Accounting and security lending fees	586,069
Custodian fees and expenses	3,847
Independent trustees' fees and expenses	11,141
Registration fees	98,515
Audit	16,715
Legal	4,705
Miscellaneous	16,825
Total expenses before reductions	12,778,101
Expense reductions	(68,854)
Total expenses after reductions		12,709,247
Net investment income (loss)		57,446,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,412,109)
Fidelity Central Funds	(1,671,559)
Futures contracts	5,099,674
Capital gain distributions from Fidelity Central Funds	54,959,423
Total net realized gain (loss)		56,975,429
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,040,687)
Fidelity Central Funds	(34,350,062)
Futures contracts	(963,433)
Total change in net unrealized appreciation (depreciation)		(38,354,182)
Net gain (loss)		18,621,247
Net increase (decrease) in net assets resulting from operations		$76,067,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,446,545	$90,059,063
Net realized gain (loss)	56,975,429	104,229,334
Change in net unrealized appreciation (depreciation)	(38,354,182)	(64,059,608)
Net increase (decrease) in net assets resulting from operations	76,067,792	130,228,789
Distributions to shareholders	(148,341,300)	–
Distributions to shareholders from net investment income	–	(86,728,993)
Distributions to shareholders from net realized gain	–	(100,823,387)
Total distributions	(148,341,300)	(187,552,380)
Share transactions - net increase (decrease)	82,342,007	(8,653,347)
Total increase (decrease) in net assets	10,068,499	(65,976,938)
Net Assets
Beginning of period	4,955,606,769	5,021,583,707
End of period	$4,965,675,268	$4,955,606,769
Other Information
Undistributed net investment income end of period		$10,723,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$13.55	$13.24	$12.93	$13.56	$13.42
Income from Investment Operations
Net investment income (loss)A	.13	.20	.16	.19	.18	.16
Net realized and unrealized gain (loss)	.04	.11	.37	.59	(.22)	.44
Total from investment operations	.17	.31	.53	.78	(.04)	.60
Distributions from net investment income	(.14)	(.19)	(.16)	(.20)	(.17)	(.15)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.38)	(.46)	(.22)B	(.47)	(.59)	(.46)C
Net asset value, end of period	$13.19	$13.40	$13.55	$13.24	$12.93	$13.56
Total ReturnD,E,F	1.40%	2.36%	4.08%	6.18%	(.33)%	4.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.84%	.84%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.83%I	.84%	.84%	.83%	.83%	.82%
Expenses net of all reductions	.83%I	.84%	.83%	.83%	.83%	.82%
Net investment income (loss)	2.06%I	1.49%	1.21%	1.47%	1.32%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$43,967	$39,089	$39,787	$42,221	$38,841	$38,733
Portfolio turnover rateJ	42%I	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.37	$13.52	$13.21	$12.90	$13.53	$13.40
Income from Investment Operations
Net investment income (loss)A	.12	.16	.13	.16	.14	.12
Net realized and unrealized gain (loss)	.03	.12	.37	.58	(.21)	.43
Total from investment operations	.15	.28	.50	.74	(.07)	.55
Distributions from net investment income	(.12)	(.16)	(.12)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.36)	(.43)	(.19)	(.43)B	(.56)	(.42)
Net asset value, end of period	$13.16	$13.37	$13.52	$13.21	$12.90	$13.53
Total ReturnC,D,E	1.26%	2.10%	3.81%	5.93%	(.59)%	4.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.10%	1.10%	1.09%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09%H	1.10%	1.10%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.08%H	1.10%	1.10%	1.09%	1.10%	1.09%
Net investment income (loss)	1.80%H	1.23%	.95%	1.21%	1.06%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$25,066	$22,133	$22,474	$25,052	$19,162	$21,010
Portfolio turnover rateI	42%H	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.47	$13.17	$12.85	$13.48	$13.35
Income from Investment Operations
Net investment income (loss)A	.08	.10	.06	.09	.07	.05
Net realized and unrealized gain (loss)	.04	.11	.36	.60	(.21)	.43
Total from investment operations	.12	.21	.42	.69	(.14)	.48
Distributions from net investment income	(.09)	(.09)	(.06)	(.10)	(.07)	(.05)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.33)	(.36)	(.12)B	(.37)	(.49)	(.35)
Net asset value, end of period	$13.11	$13.32	$13.47	$13.17	$12.85	$13.48
Total ReturnC,D,E	1.01%	1.59%	3.25%	5.49%	(1.09)%	3.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%H	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of all reductions	1.59%H	1.59%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	1.30%H	.74%	.45%	.71%	.56%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$22,146	$26,000	$28,217	$29,337	$28,515	$26,225
Portfolio turnover rateI	42%H	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.57	$13.26	$12.94	$13.57	$13.44
Income from Investment Operations
Net investment income (loss)A	.15	.24	.20	.23	.22	.20
Net realized and unrealized gain (loss)	.04	.12	.37	.60	(.22)	.43
Total from investment operations	.19	.36	.57	.83	–	.63
Distributions from net investment income	(.16)	(.24)	(.20)	(.24)	(.21)	(.20)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.40)	(.51)	(.26)B	(.51)	(.63)	(.50)
Net asset value, end of period	$13.21	$13.42	$13.57	$13.26	$12.94	$13.57
Total ReturnC,D	1.56%	2.68%	4.40%	6.58%	(.04)%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.51%G	.52%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.51%G	.51%	.52%	.52%	.52%	.52%
Net investment income (loss)	2.38%G	1.81%	1.52%	1.78%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,813,607	$4,819,671	$4,880,833	$4,802,797	$4,685,019	$4,923,702
Portfolio turnover rateH	42%G	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$13.57	$13.26	$12.94	$13.57	$13.44
Income from Investment Operations
Net investment income (loss)A	.15	.24	.20	.22	.21	.19
Net realized and unrealized gain (loss)	.04	.10	.37	.60	(.21)	.43
Total from investment operations	.19	.34	.57	.82	–	.62
Distributions from net investment income	(.16)	(.23)	(.19)	(.24)	(.21)	(.19)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.40)	(.50)	(.26)	(.50)B	(.63)	(.49)
Net asset value, end of period	$13.20	$13.41	$13.57	$13.26	$12.94	$13.57
Total ReturnC,D	1.53%	2.57%	4.35%	6.56%	(.08)%	4.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.55%	.56%	.57%	.57%	.56%
Expenses net of fee waivers, if any	.56%G	.55%	.56%	.57%	.57%	.56%
Expenses net of all reductions	.56%G	.55%	.56%	.57%	.57%	.56%
Net investment income (loss)	2.33%G	1.78%	1.48%	1.73%	1.59%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$58,589	$48,713	$50,272	$27,315	$16,388	$14,204
Portfolio turnover rateH	42%G	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.41
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.06
Total from investment operations	.21
Distributions from net investment income	(.16)
Distributions from net realized gain	(.24)
Total distributions	(.41)C
Net asset value, end of period	$13.21
Total ReturnD,E	1.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H
Expenses net of fee waivers, if any	.48%H
Expenses net of all reductions	.48%H
Net investment income (loss)	2.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,300
Portfolio turnover rateI	42%H

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.244 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	17.1
Fannie Mae	4.8
Ginnie Mae	2.7
Freddie Mac	2.2
Morgan Stanley	1.0
27.8

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	26.8%
AAA,AA,A	3.5%
BBB	12.0%
BB and Below	5.3%
Not Rated	0.5%
Equities*	34.0%
Short-Term Investments and Net Other Assets	17.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	0.8
Apple, Inc.	0.8
Amazon.com, Inc.	0.5
Alphabet, Inc. Class A	0.4
UnitedHealth Group, Inc.	0.2
2.7

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	25.4
Cash Equivalents	5.6
Information Technology	4.7
Health Care	4.7
Communication Services	4.0

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	33.8%
Bond Class	47.6%
Short-Term Class	18.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 27.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	886,102	$4,395,066
Fidelity Communication Services Central Fund (a)	131,051	25,596,855
Fidelity Consumer Discretionary Central Fund (a)	97,059	31,828,582
Fidelity Consumer Staples Central Fund (a)	104,242	20,333,383
Fidelity Emerging Markets Equity Central Fund (a)	158,093	33,711,721
Fidelity Energy Central Fund (a)	139,105	15,276,533
Fidelity Financials Central Fund (a)	585,895	56,532,980
Fidelity Health Care Central Fund (a)	108,557	46,547,030
Fidelity Industrials Central Fund (a)	111,125	30,314,931
Fidelity Information Technology Central Fund (a)	186,578	69,671,774
Fidelity International Equity Central Fund (a)	944,714	71,732,111
Fidelity Materials Central Fund (a)	40,651	8,163,612
Fidelity Real Estate Equity Central Fund (a)	63,697	7,261,473
Fidelity Utilities Central Fund (a)	56,371	10,530,109
TOTAL EQUITY CENTRAL FUNDS
(Cost $346,210,330)		431,896,160

Fixed-Income Central Funds - 48.9%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	868,639	8,217,327
Fidelity Floating Rate Central Fund (a)	159,101	16,101,014
Fidelity High Income Central Fund 1 (a)	276,121	25,798,026

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,116,367

Investment Grade Fixed-Income Funds - 45.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	642,116	64,153,833
Fidelity International Credit Central Fund (a)	97,820	9,659,682
Fidelity Investment Grade Bond Central Fund (a)	6,097,207	659,839,712

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		733,653,227

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $766,042,075)		783,769,594

Money Market Central Funds - 18.2%
Fidelity Cash Central Fund, 2.48% (b)	63,031,050	63,043,656
Fidelity Money Market Central Fund, 2.68% (b)	202,058,469	202,078,675
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	25,572,878	25,575,435
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $290,683,286)		290,697,766
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 4/18/19 to 6/27/19 (d)
(Cost $2,103,992)	2,110,000	2,104,035
	Shares	Value

Investment Companies - 7.4%
iShares 20+ Year Treasury Bond ETF (e)	209,515	$26,491,077
iShares Core MSCI Emerging Markets ETF	992,814	51,338,413
iShares MSCI EAFE Index ETF	261,295	16,947,594
iShares MSCI Japan ETF	446,360	24,424,819
TOTAL INVESTMENT COMPANIES
(Cost $115,466,575)		119,201,903
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,520,506,258)		1,627,669,458
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(25,895,121)
NET ASSETS - 100%		$1,601,774,337

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	301	June 2019	$42,708,890	$(1,157,758)	$(1,157,758)

The notional amount of futures sold as a percentage of Net Assets is 2.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $30,535,601.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,104,035.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$862,691
Fidelity Commodity Strategy Central Fund	35,044
Fidelity Communication Services Central Fund	87,211
Fidelity Consumer Discretionary Central Fund	1,094,510
Fidelity Consumer Staples Central Fund	1,667,566
Fidelity Emerging Markets Debt Central Fund	243,855
Fidelity Emerging Markets Equity Central Fund	1,190,625
Fidelity Energy Central Fund	158,544
Fidelity Financials Central Fund	3,031,795
Fidelity Floating Rate Central Fund	468,616
Fidelity Health Care Central Fund	2,439,900
Fidelity High Income Central Fund 1	795,352
Fidelity Industrials Central Fund	1,486,211
Fidelity Inflation-Protected Bond Index Central Fund	1,756,317
Fidelity Information Technology Central Fund	11,704,564
Fidelity International Credit Central Fund	344,179
Fidelity International Equity Central Fund	3,671,486
Fidelity Investment Grade Bond Central Fund	11,762,466
Fidelity Materials Central Fund	656,442
Fidelity Money Market Central Fund	2,556,114
Fidelity Real Estate Equity Central Fund	242,203
Fidelity Securities Lending Cash Central Fund	11,438
Fidelity Utilities Central Fund	867,888
Total	$47,135,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$4,895,623	$148,972	$(3,153)	$(348,432)	$4,395,066	1.7%
Fidelity Communication Services Central Fund	6,691,539	18,272,154	844,578	11,698	1,466,042	25,596,855	1.6%
Fidelity Consumer Discretionary Central Fund	38,379,336	3,136,661	7,327,240	25,452	(2,385,627)	31,828,582	1.7%
Fidelity Consumer Staples Central Fund	20,296,601	2,453,461	1,756,765	(163,498)	(496,416)	20,333,383	1.6%
Fidelity Emerging Markets Debt Central Fund	7,879,274	588,554	295,640	283	44,856	8,217,327	5.6%
Fidelity Emerging Markets Equity Central Fund	16,094,590	19,257,811	1,638,563	(67,978)	65,861	33,711,721	3.2%
Fidelity Energy Central Fund	19,863,660	836,137	1,693,694	(163,697)	(3,565,873)	15,276,533	1.6%
Fidelity Financials Central Fund	61,741,989	5,300,388	5,930,370	(436,003)	(4,143,024)	56,532,980	1.7%
Fidelity Floating Rate Central Fund	15,857,545	1,158,013	591,298	(3,236)	(320,010)	16,101,014	0.8%
Fidelity Health Care Central Fund	52,962,678	4,268,079	5,258,226	103,885	(5,529,386)	46,547,030	1.6%
Fidelity High Income Central Fund 1	23,805,744	3,136,343	939,214	(6,904)	(197,943)	25,798,026	5.1%
Fidelity Industrials Central Fund	34,788,287	2,719,521	3,523,311	(169,537)	(3,500,029)	30,314,931	1.7%
Fidelity Inflation-Protected Bond Index Central Fund	65,181,254	4,597,857	5,461,767	(90,435)	(73,076)	64,153,833	5.4%
Fidelity Information Technology Central Fund	91,858,089	17,318,853	20,399,941	(2,208,859)	(16,896,368)	69,671,774	1.6%
Fidelity International Credit Central Fund	9,185,262	757,790	354,787	(1,907)	73,324	9,659,682	5.4%
Fidelity International Equity Central Fund	74,803,125	8,444,852	4,289,211	(105,637)	(7,121,018)	71,732,111	2.9%
Fidelity Investment Grade Bond Central Fund	655,962,465	44,778,009	58,653,173	(864,017)	18,616,428	659,839,712	8.5%
Fidelity Materials Central Fund	9,195,331	1,024,624	776,937	(127,365)	(1,152,041)	8,163,612	1.7%
Fidelity Real Estate Equity Central Fund	6,687,035	518,290	236,870	1,566	291,452	7,261,473	5.4%
Fidelity Utilities Central Fund	10,419,472	1,272,735	1,057,220	16,995	(121,873)	10,530,109	1.7%
	1,221,653,276	144,735,755	121,177,777	(4,252,347)	(25,293,153)	1,215,665,754

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$431,896,160	$431,896,160	$--	$--
Fixed-Income Central Funds	783,769,594	783,769,594	--	--
Money Market Central Funds	290,697,766	290,697,766	--	--
Other Short-Term Investments	2,104,035	--	2,104,035	--
Investment Companies	119,201,903	119,201,903	--	--
Total Investments in Securities:	$1,627,669,458	$1,625,565,423	$2,104,035	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,157,758)	$(1,157,758)	$--	$--
Total Liabilities	$(1,157,758)	$(1,157,758)	$--	$--
Total Derivative Instruments:	$(1,157,758)	$(1,157,758)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,157,758)
Total Equity Risk	0	(1,157,758)
Total Value of Derivatives	$0	$(1,157,758)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
United Kingdom	2.0%
Others (Individually Less Than 1%)	11.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,035,120) — See accompanying schedule: Unaffiliated issuers (cost $117,570,567)	$121,305,938
Fidelity Central Funds (cost $1,402,935,691)	1,506,363,520
Total Investment in Securities (cost $1,520,506,258)		$1,627,669,458
Receivable for investments sold		471,565
Receivable for fund shares sold		2,411,336
Distributions receivable from Fidelity Central Funds		149,705
Prepaid expenses		1,093
Other receivables		5,208
Total assets		1,630,708,365
Liabilities
Payable for investments purchased	$1,074,284
Payable for fund shares redeemed	1,289,442
Accrued management fee	532,033
Distribution and service plan fees payable	31,829
Payable for daily variation margin on futures contracts	252,840
Other affiliated payables	144,558
Other payables and accrued expenses	33,607
Collateral on securities loaned	25,575,435
Total liabilities		28,934,028
Net Assets		$1,601,774,337
Net Assets consist of:
Paid in capital		$1,525,737,761
Total distributable earnings (loss)		76,036,576
Net Assets		$1,601,774,337
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,094,710 ÷ 2,934,753 shares)		$10.94
Maximum offering price per share (100/94.25 of $10.94)		$11.61
Class M:
Net Asset Value and redemption price per share ($14,845,671 ÷ 1,359,568 shares)		$10.92
Maximum offering price per share (100/96.50 of $10.92)		$11.32
Class C:
Net Asset Value and offering price per share ($22,358,343 ÷ 2,058,617 shares)(a)		$10.86
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,512,308,572 ÷ 138,340,508 shares)		$10.93
Class I:
Net Asset Value, offering price and redemption price per share ($19,745,348 ÷ 1,806,164 shares)		$10.93
Class Z:
Net Asset Value, offering price and redemption price per share ($421,693 ÷ 38,564 shares)		$10.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$1,266,934
Interest		21,046
Income from Fidelity Central Funds		19,933,168
Total income		21,221,148
Expenses
Management fee	$3,116,537
Transfer agent fees	596,714
Distribution and service plan fees	186,881
Accounting and security lending fees	261,126
Custodian fees and expenses	1,290
Independent trustees' fees and expenses	3,514
Registration fees	87,380
Audit	16,715
Legal	1,320
Miscellaneous	5,262
Total expenses before reductions	4,276,739
Expense reductions	(32,009)
Total expenses after reductions		4,244,730
Net investment income (loss)		16,976,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(734,215)
Fidelity Central Funds	(4,254,175)
Futures contracts	1,969,637
Capital gain distributions from Fidelity Central Funds	27,201,849
Total net realized gain (loss)		24,183,096
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(608,645)
Fidelity Central Funds	(25,292,677)
Futures contracts	(342,247)
Total change in net unrealized appreciation (depreciation)		(26,243,569)
Net gain (loss)		(2,060,473)
Net increase (decrease) in net assets resulting from operations		$14,915,945

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,976,418	$25,079,910
Net realized gain (loss)	24,183,096	29,228,042
Change in net unrealized appreciation (depreciation)	(26,243,569)	(4,623,745)
Net increase (decrease) in net assets resulting from operations	14,915,945	49,684,207
Distributions to shareholders	(42,961,113)	–
Distributions to shareholders from net investment income	–	(23,859,157)
Distributions to shareholders from net realized gain	–	(21,589,863)
Total distributions	(42,961,113)	(45,449,020)
Share transactions - net increase (decrease)	56,922,833	352,505,002
Total increase (decrease) in net assets	28,877,665	356,740,189
Net Assets
Beginning of period	1,572,896,672	1,216,156,483
End of period	$1,601,774,337	$1,572,896,672
Other Information
Undistributed net investment income end of period		$3,196,727

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.62	$10.19	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.10	.16	.13	.16	.15	.14
Net realized and unrealized gain (loss)	(.02)	.21	.51	.60	(.23)	.46
Total from investment operations	.08	.37	.64	.76	(.08)	.60
Distributions from net investment income	(.11)	(.15)	(.13)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.29)	(.33)	(.15)	(.33)	(.44)B	(.32)C
Net asset value, end of period	$10.94	$11.15	$11.11	$10.62	$10.19	$10.71
Total ReturnD,E,F	.84%	3.40%	6.06%	7.61%	(.79)%	5.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.84%	.85%	.85%	.86%	.85%
Expenses net of fee waivers, if any	.82%I	.84%	.85%	.85%	.86%	.85%
Expenses net of all reductions	.82%I	.84%	.85%	.85%	.86%	.85%
Net investment income (loss)	1.94%I	1.47%	1.24%	1.58%	1.45%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$32,095	$28,713	$22,457	$23,868	$21,424	$22,071
Portfolio turnover rateJ	40%I	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.10	$10.61	$10.18	$10.70	$10.42
Income from Investment Operations
Net investment income (loss)A	.09	.13	.11	.14	.13	.11
Net realized and unrealized gain (loss)	(.03)	.21	.50	.59	(.23)	.46
Total from investment operations	.06	.34	.61	.73	(.10)	.57
Distributions from net investment income	(.09)	(.13)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.27)	(.31)	(.12)	(.30)	(.42)	(.29)B
Net asset value, end of period	$10.92	$11.13	$11.10	$10.61	$10.18	$10.70
Total ReturnC,D,E	.70%	3.08%	5.81%	7.33%	(1.02)%	5.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.10%	1.11%	1.11%	1.12%	1.13%
Expenses net of fee waivers, if any	1.09%H	1.09%	1.11%	1.11%	1.12%	1.13%
Expenses net of all reductions	1.09%H	1.09%	1.11%	1.11%	1.12%	1.13%
Net investment income (loss)	1.67%H	1.21%	.98%	1.32%	1.18%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$14,846	$14,473	$13,023	$11,834	$11,098	$9,932
Portfolio turnover rateI	40%H	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.04	$10.57	$10.14	$10.66	$10.38
Income from Investment Operations
Net investment income (loss)A	.06	.08	.05	.08	.07	.06
Net realized and unrealized gain (loss)	(.02)	.20	.49	.60	(.22)	.46
Total from investment operations	.04	.28	.54	.68	(.15)	.52
Distributions from net investment income	(.07)	(.07)	(.05)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.25)	(.25)	(.07)	(.25)	(.37)	(.24)
Net asset value, end of period	$10.86	$11.07	$11.04	$10.57	$10.14	$10.66
Total ReturnB,C,D	.45%	2.59%	5.16%	6.85%	(1.51)%	5.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.61%	1.61%	1.61%	1.62%	1.62%
Expenses net of fee waivers, if any	1.60%G	1.61%	1.61%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.60%G	1.61%	1.61%	1.61%	1.61%	1.61%
Net investment income (loss)	1.16%G	.70%	.47%	.82%	.69%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$22,358	$24,911	$20,979	$21,579	$19,621	$16,976
Portfolio turnover rateH	40%G	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.63	$10.20	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.12	.20	.17	.20	.19	.17
Net realized and unrealized gain (loss)	(.03)	.21	.49	.59	(.22)	.46
Total from investment operations	.09	.41	.66	.79	(.03)	.63
Distributions from net investment income	(.12)	(.19)	(.16)	(.20)	(.18)	(.17)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.31)B	(.37)	(.18)	(.36)	(.48)	(.35)
Net asset value, end of period	$10.93	$11.15	$11.11	$10.63	$10.20	$10.71
Total ReturnC,D	.92%	3.75%	6.32%	7.94%	(.38)%	6.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.53%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.53%G	.53%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.52%G	.53%	.53%	.53%	.54%	.55%
Net investment income (loss)	2.23%G	1.78%	1.55%	1.90%	1.76%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,512,309	$1,480,983	$1,139,197	$937,285	$820,206	$757,908
Portfolio turnover rateH	40%G	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.182 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.62	$10.20	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.12	.19	.16	.19	.18	.16
Net realized and unrealized gain (loss)	(.04)	.21	.50	.59	(.22)	.47
Total from investment operations	.08	.40	.66	.78	(.04)	.63
Distributions from net investment income	(.12)	(.18)	(.15)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.30)	(.36)	(.17)	(.36)	(.47)	(.35)B
Net asset value, end of period	$10.93	$11.15	$11.11	$10.62	$10.20	$10.71
Total ReturnC,D	.88%	3.66%	6.32%	7.80%	(.46)%	6.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.61%	.62%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.59%G	.61%	.62%	.60%	.61%	.62%
Expenses net of all reductions	.59%G	.61%	.62%	.60%	.61%	.62%
Net investment income (loss)	2.17%G	1.70%	1.46%	1.84%	1.69%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$19,745	$23,818	$20,500	$11,501	$8,759	$8,616
Portfolio turnover rateH	40%G	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	.10
Distributions from net investment income	(.13)
Distributions from net realized gain	(.18)
Total distributions	(.31)
Net asset value, end of period	$10.93
Total ReturnC,D	1.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$422
Portfolio turnover rateH	40%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.4
Fannie Mae	4.1
Ginnie Mae	2.4
Freddie Mac	1.9
Morgan Stanley	0.8
24.6

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	23.8%
AAA,AA,A	3.0%
BBB	10.5%
BB and Below	5.2%
Not Rated	0.4%
Equities*	44.4%
Short-Term Investments and Net Other Assets	12.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	1.1
Apple, Inc.	1.1
Amazon.com, Inc.	0.7
Alphabet, Inc. Class A	0.6
Roche Holding AG (participation certificate)	0.4
3.9

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	21.0
Information Technology	6.7
Health Care	5.8
Communication Services	4.5
Consumer Discretionary	4.7

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	44.5%
Bond Class	42.4%
Short-Term Class	13.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 15.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,614,263	$8,006,747
Fidelity Communication Services Central Fund (a)	195,040	38,095,288
Fidelity Consumer Discretionary Central Fund (a)	145,037	47,562,104
Fidelity Consumer Staples Central Fund (a)	155,516	30,334,963
Fidelity Emerging Markets Equity Central Fund (a)	225,518	48,089,420
Fidelity Energy Central Fund (a)	207,391	22,775,722
Fidelity Financials Central Fund (a)	873,407	84,275,059
Fidelity Health Care Central Fund (a)	161,763	69,360,745
Fidelity Industrials Central Fund (a)	165,675	45,196,092
Fidelity Information Technology Central Fund (a)	278,047	103,828,472
Fidelity International Equity Central Fund (a)	1,496,427	113,623,728
Fidelity Materials Central Fund (a)	60,449	12,139,468
Fidelity Real Estate Equity Central Fund (a)	67,605	7,707,007
Fidelity Utilities Central Fund (a)	83,407	15,580,350
TOTAL EQUITY CENTRAL FUNDS
(Cost $518,182,118)		646,575,165

Fixed-Income Central Funds - 43.6%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	920,407	8,707,050
Fidelity Floating Rate Central Fund (a)	168,727	17,075,146
Fidelity High Income Central Fund 1 (a)	318,374	29,745,679

TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,527,875

Investment Grade Fixed-Income Funds - 40.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	694,148	69,352,305
Fidelity International Credit Central Fund (a)	104,979	10,366,626
Fidelity Investment Grade Bond Central Fund (a)	5,729,562	620,053,157

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		699,772,088

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $740,924,600)		755,299,963

Money Market Central Funds - 11.9%
Fidelity Cash Central Fund, 2.48% (b)	58,182,808	58,194,445
Fidelity Money Market Central Fund, 2.68% (b)	130,726,229	130,739,302
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	16,232,177	16,233,800
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $205,155,519)		205,167,547
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 4/18/19 to 6/27/19 (d)
(Cost $2,892,098)	2,900,000	2,892,150
	Shares	Value

Investment Companies - 7.9%
iShares 20+ Year Treasury Bond ETF (e)	213,661	$27,015,297
iShares Core MSCI Emerging Markets ETF	1,108,486	57,319,808
iShares MSCI EAFE Index ETF	359,089	23,290,513
iShares MSCI Japan ETF	548,201	29,997,559
TOTAL INVESTMENT COMPANIES
(Cost $133,450,151)		137,623,177
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,600,604,486)		1,747,558,002
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(16,749,877)
NET ASSETS - 100%		$1,730,808,125

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	413	June 2019	$58,600,570	$(1,606,924)	$(1,606,924)

The notional amount of futures sold as a percentage of Net Assets is 3.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $40,825,400.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,892,150.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$868,417
Fidelity Commodity Strategy Central Fund	62,950
Fidelity Communication Services Central Fund	129,164
Fidelity Consumer Discretionary Central Fund	1,620,120
Fidelity Consumer Staples Central Fund	2,466,316
Fidelity Emerging Markets Debt Central Fund	257,131
Fidelity Emerging Markets Equity Central Fund	2,006,029
Fidelity Energy Central Fund	233,749
Fidelity Financials Central Fund	4,479,124
Fidelity Floating Rate Central Fund	494,667
Fidelity Health Care Central Fund	3,608,121
Fidelity High Income Central Fund 1	910,672
Fidelity Industrials Central Fund	2,198,288
Fidelity Inflation-Protected Bond Index Central Fund	1,797,884
Fidelity Information Technology Central Fund	17,345,386
Fidelity International Credit Central Fund	367,270
Fidelity International Equity Central Fund	5,775,790
Fidelity Investment Grade Bond Central Fund	10,979,251
Fidelity Materials Central Fund	967,308
Fidelity Money Market Central Fund	1,637,770
Fidelity Real Estate Equity Central Fund	255,040
Fidelity Securities Lending Cash Central Fund	13,796
Fidelity Utilities Central Fund	1,273,324
Total	$59,747,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,502,529	$5,328,418	$276,067	$(4,287)	$(543,846)	$8,006,747	3.1%
Fidelity Communication Services Central Fund	9,460,525	27,131,094	733,918	11,675	2,225,912	38,095,288	2.4%
Fidelity Consumer Discretionary Central Fund	53,679,862	5,190,841	8,034,468	38,752	(3,312,883)	47,562,104	2.5%
Fidelity Consumer Staples Central Fund	28,483,320	3,951,772	1,180,492	(18,982)	(900,655)	30,334,963	2.4%
Fidelity Emerging Markets Debt Central Fund	8,243,186	719,873	306,625	(435)	51,051	8,707,050	5.9%
Fidelity Emerging Markets Equity Central Fund	26,834,776	23,649,845	2,267,399	(36,726)	(91,076)	48,089,420	4.5%
Fidelity Energy Central Fund	27,725,615	1,526,867	1,041,381	(81,880)	(5,353,499)	22,775,722	2.4%
Fidelity Financials Central Fund	86,171,172	8,909,699	4,140,142	(216,007)	(6,449,663)	84,275,059	2.6%
Fidelity Floating Rate Central Fund	16,603,656	1,418,194	613,275	(3,652)	(329,777)	17,075,146	0.8%
Fidelity Health Care Central Fund	74,267,165	7,184,919	4,319,598	43,147	(7,814,888)	69,360,745	2.4%
Fidelity High Income Central Fund 1	25,358,994	5,600,304	1,013,300	(7,487)	(192,832)	29,745,679	5.9%
Fidelity Industrials Central Fund	48,886,065	4,597,479	2,942,523	(246,732)	(5,098,197)	45,196,092	2.5%
Fidelity Inflation-Protected Bond Index Central Fund	66,469,796	5,579,152	2,592,782	(19,863)	(83,998)	69,352,305	5.9%
Fidelity Information Technology Central Fund	127,792,913	27,159,152	23,533,661	(2,369,546)	(25,220,386)	103,828,472	2.4%
Fidelity International Credit Central Fund	9,732,393	921,851	368,054	(695)	81,131	10,366,626	5.8%
Fidelity International Equity Central Fund	116,158,802	14,148,564	5,611,795	(85,498)	(10,986,345)	113,623,728	4.6%
Fidelity Investment Grade Bond Central Fund	618,689,316	58,460,141	73,673,097	(1,145,277)	17,722,074	620,053,157	8.0%
Fidelity Materials Central Fund	12,798,774	1,671,961	476,324	(29,961)	(1,824,982)	12,139,468	2.5%
Fidelity Real Estate Equity Central Fund	7,009,997	624,544	245,807	556	317,717	7,707,007	5.7%
Fidelity Utilities Central Fund	14,587,978	2,035,638	890,119	2,842	(155,989)	15,580,350	2.5%
	1,382,456,834	205,810,308	134,260,827	(4,170,056)	(47,961,131)	1,401,875,128

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$646,575,165	$646,575,165	$--	$--
Fixed-Income Central Funds	755,299,963	755,299,963	--	--
Money Market Central Funds	205,167,547	205,167,547	--	--
Other Short-Term Investments	2,892,150	--	2,892,150	--
Investment Companies	137,623,177	137,623,177	--	--
Total Investments in Securities:	$1,747,558,002	$1,744,665,852	$2,892,150	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,606,924)	$(1,606,924)	$--	$--
Total Liabilities	$(1,606,924)	$(1,606,924)	$--	$--
Total Derivative Instruments:	$(1,606,924)	$(1,606,924)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,606,924)
Total Equity Risk	0	(1,606,924)
Total Value of Derivatives	$0	$(1,606,924)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.2%
United Kingdom	2.2%
Japan	1.3%
Cayman Islands	1.0%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,880,864) — See accompanying schedule: Unaffiliated issuers (cost $136,342,249)	$140,515,327
Fidelity Central Funds (cost $1,464,262,237)	1,607,042,675
Total Investment in Securities (cost $1,600,604,486)		$1,747,558,002
Receivable for investments sold		562,613
Receivable for fund shares sold		1,288,699
Distributions receivable from Fidelity Central Funds		142,472
Prepaid expenses		1,186
Other receivables		5,860
Total assets		1,749,558,832
Liabilities
Payable for fund shares redeemed	$1,365,555
Accrued management fee	577,574
Distribution and service plan fees payable	34,482
Payable for daily variation margin on futures contracts	346,920
Other affiliated payables	157,696
Other payables and accrued expenses	34,680
Collateral on securities loaned	16,233,800
Total liabilities		18,750,707
Net Assets		$1,730,808,125
Net Assets consist of:
Paid in capital		$1,603,987,062
Total distributable earnings (loss)		126,821,063
Net Assets		$1,730,808,125
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,578,923 ÷ 3,449,910 shares)		$11.47
Maximum offering price per share (100/94.25 of $11.47)		$12.17
Class M:
Net Asset Value and redemption price per share ($11,052,644 ÷ 965,082 shares)		$11.45
Maximum offering price per share (100/96.50 of $11.45)		$11.87
Class C:
Net Asset Value and offering price per share ($25,032,110 ÷ 2,193,826 shares)(a)		$11.41
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,620,964,504 ÷ 141,309,370 shares)		$11.47
Class I:
Net Asset Value, offering price and redemption price per share ($32,681,199 ÷ 2,848,566 shares)		$11.47
Class Z:
Net Asset Value, offering price and redemption price per share ($1,498,745 ÷ 130,584 shares)		$11.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$1,383,091
Interest		26,285
Income from Fidelity Central Funds		19,192,109
Total income		20,601,485
Expenses
Management fee	$3,332,502
Transfer agent fees	650,408
Distribution and service plan fees	200,647
Accounting and security lending fees	277,634
Custodian fees and expenses	1,391
Independent trustees' fees and expenses	3,754
Registration fees	76,395
Audit	16,715
Legal	1,415
Miscellaneous	5,665
Total expenses before reductions	4,566,526
Expense reductions	(32,830)
Total expenses after reductions		4,533,696
Net investment income (loss)		16,067,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	461,099
Fidelity Central Funds	(4,168,840)
Futures contracts	2,952,026
Capital gain distributions from Fidelity Central Funds	40,555,458
Total net realized gain (loss)		39,799,743
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,129,898)
Fidelity Central Funds	(47,960,739)
Futures contracts	(432,061)
Total change in net unrealized appreciation (depreciation)		(50,522,698)
Net gain (loss)		(10,722,955)
Net increase (decrease) in net assets resulting from operations		$5,344,834

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,067,789	$26,893,714
Net realized gain (loss)	39,799,743	43,690,052
Change in net unrealized appreciation (depreciation)	(50,522,698)	3,388,740
Net increase (decrease) in net assets resulting from operations	5,344,834	73,972,506
Distributions to shareholders	(56,797,807)	–
Distributions to shareholders from net investment income	–	(24,345,900)
Distributions to shareholders from net realized gain	–	(23,502,413)
Total distributions	(56,797,807)	(47,848,313)
Share transactions - net increase (decrease)	99,640,852	220,737,989
Total increase (decrease) in net assets	48,187,879	246,862,182
Net Assets
Beginning of period	1,682,620,246	1,435,758,064
End of period	$1,730,808,125	$1,682,620,246
Other Information
Undistributed net investment income end of period		$8,195,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.09	.17	.14	.16	.16	.14
Net realized and unrealized gain (loss)	(.11)	.36	.73	.70	(.28)	.59
Total from investment operations	(.02)	.53	.87	.86	(.12)	.73
Distributions from net investment income	(.12)	(.15)	(.13)	(.17)	(.14)	(.15)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.38)B	(.33)	(.15)	(.30)	(.45)	(.43)
Net asset value, end of period	$11.47	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnC,D,E	.05%	4.62%	8.01%	8.44%	(1.19)%	6.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.84%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.83%H	.84%	.84%	.84%	.85%	.85%
Expenses net of all reductions	.83%H	.84%	.84%	.84%	.84%	.85%
Net investment income (loss)	1.68%H	1.41%	1.21%	1.53%	1.44%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$39,579	$38,073	$36,200	$40,046	$30,959	$25,419
Portfolio turnover rateI	41%H	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.65	$10.93	$10.37	$10.94	$10.64
Income from Investment Operations
Net investment income (loss)A	.08	.13	.11	.13	.13	.11
Net realized and unrealized gain (loss)	(.12)	.37	.73	.70	(.28)	.59
Total from investment operations	(.04)	.50	.84	.83	(.15)	.70
Distributions from net investment income	(.10)	(.12)	(.10)	(.14)	(.11)	(.12)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.36)B	(.30)	(.12)	(.27)	(.42)	(.40)
Net asset value, end of period	$11.45	$11.85	$11.65	$10.93	$10.37	$10.94
Total ReturnC,D,E	(.11)%	4.35%	7.75%	8.12%	(1.45)%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.12%	1.12%	1.11%	1.12%
Expenses net of fee waivers, if any	1.09%H	1.10%	1.11%	1.12%	1.11%	1.12%
Expenses net of all reductions	1.09%H	1.10%	1.11%	1.12%	1.10%	1.12%
Net investment income (loss)	1.41%H	1.14%	.94%	1.25%	1.18%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$11,053	$12,318	$11,665	$10,297	$9,309	$8,295
Portfolio turnover rateI	41%H	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.61	$10.90	$10.34	$10.91	$10.62
Income from Investment Operations
Net investment income (loss)A	.05	.08	.05	.08	.07	.06
Net realized and unrealized gain (loss)	(.10)	.35	.73	.70	(.27)	.58
Total from investment operations	(.05)	.43	.78	.78	(.20)	.64
Distributions from net investment income	(.07)	(.06)	(.05)	(.09)	(.06)	(.07)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.34)	(.24)	(.07)	(.22)	(.37)	(.35)
Net asset value, end of period	$11.41	$11.80	$11.61	$10.90	$10.34	$10.91
Total ReturnB,C,D	(.26)%	3.77%	7.16%	7.62%	(1.94)%	6.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.60%	1.61%	1.61%	1.62%	1.62%
Expenses net of fee waivers, if any	1.60%G	1.60%	1.61%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.60%G	1.60%	1.61%	1.61%	1.62%	1.62%
Net investment income (loss)	.91%G	.64%	.45%	.76%	.67%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$25,032	$25,656	$23,354	$22,064	$19,515	$15,769
Portfolio turnover rateH	41%G	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.11	.20	.17	.19	.19	.17
Net realized and unrealized gain (loss)	(.11)	.37	.73	.70	(.28)	.59
Total from investment operations	–	.57	.90	.89	(.09)	.76
Distributions from net investment income	(.13)	(.19)	(.16)	(.20)	(.17)	(.18)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.40)	(.37)	(.18)	(.33)	(.48)	(.46)
Net asset value, end of period	$11.47	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnB,C	.22%	4.95%	8.35%	8.76%	(.90)%	7.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.53%	.54%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%F	.53%	.54%	.54%	.55%	.56%
Expenses net of all reductions	.52%F	.53%	.53%	.54%	.54%	.56%
Net investment income (loss)	1.98%F	1.71%	1.52%	1.83%	1.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,620,965	$1,577,393	$1,344,514	$1,084,411	$917,607	$769,619
Portfolio turnover rateG	41%F	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.11	.20	.17	.19	.18	.17
Net realized and unrealized gain (loss)	(.11)	.36	.73	.69	(.27)	.58
Total from investment operations	–	.56	.90	.88	(.09)	.75
Distributions from net investment income	(.13)	(.18)	(.16)	(.19)	(.17)	(.18)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.40)	(.36)	(.18)	(.32)	(.48)	(.45)B
Net asset value, end of period	$11.47	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnC,D	.20%	4.91%	8.32%	8.67%	(.90)%	7.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.56%	.56%	.58%	.60%	.58%
Expenses net of fee waivers, if any	.56%G	.56%	.56%	.58%	.60%	.58%
Expenses net of all reductions	.56%G	.56%	.56%	.58%	.60%	.57%
Net investment income (loss)	1.95%G	1.68%	1.49%	1.79%	1.69%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$32,681	$29,180	$20,025	$15,525	$20,038	$4,256
Portfolio turnover rateH	41%G	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	.02
Distributions from net investment income	(.13)
Distributions from net realized gain	(.27)
Total distributions	(.40)
Net asset value, end of period	$11.48
Total ReturnC,D	.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,499
Portfolio turnover rateH	41%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	1.4
Apple, Inc.	1.4
Amazon.com, Inc.	0.9
Alphabet, Inc. Class A	0.8
Roche Holding AG (participation certificate)	0.5
UnitedHealth Group, Inc.	0.4
Adobe, Inc.	0.4
The Boeing Co.	0.4
Becton, Dickinson & Co.	0.4
Facebook, Inc. Class A	0.4
7.0

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	17.5
Information Technology	8.4
Health Care	7.0
Consumer Discretionary	5.6
Communication Services	5.2

Top Five Bond Issuers as of March 31, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.7
Fannie Mae	3.3
Ginnie Mae	2.0
Freddie Mac	1.6
Morgan Stanley	0.7
21.3

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	20.6%
AAA,AA,A	2.7%
BBB	9.0%
BB and Below	4.9%
Not Rated	0.4%
Equities*	54.8%
Short-Term Investments and Net Other Assets	7.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	54.6%
Bond Class	37.4%
Short-Term Class	8.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	10,420,100	$51,683,697
Fidelity Communication Services Central Fund (a)	1,300,888	254,089,465
Fidelity Consumer Discretionary Central Fund (a)	964,089	316,153,608
Fidelity Consumer Staples Central Fund (a)	1,038,222	202,515,519
Fidelity Emerging Markets Equity Central Fund (a)	1,469,474	313,350,740
Fidelity Energy Central Fund (a)	1,384,822	152,081,103
Fidelity Financials Central Fund (a)	5,824,394	561,995,744
Fidelity Health Care Central Fund (a)	1,080,698	463,381,767
Fidelity Industrials Central Fund (a)	1,102,476	300,755,346
Fidelity Information Technology Central Fund (a)	1,855,476	692,871,692
Fidelity International Equity Central Fund (a)	10,357,834	786,470,327
Fidelity Materials Central Fund (a)	401,811	80,691,769
Fidelity Real Estate Equity Central Fund (a)	365,372	41,652,444
Fidelity Utilities Central Fund (a)	558,086	104,250,432
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,873,589,037)		4,321,943,653

Fixed-Income Central Funds - 38.4%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	4,754,116	44,973,939
Fidelity Floating Rate Central Fund (a)	876,298	88,681,389
Fidelity High Income Central Fund 1 (a)	1,701,367	158,958,734

TOTAL HIGH YIELD FIXED-INCOME FUNDS		292,614,062

Investment Grade Fixed-Income Funds - 35.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,671,503	366,819,893
Fidelity International Credit Central Fund (a)	557,839	55,086,567
Fidelity Investment Grade Bond Central Fund (a)	25,882,492	2,801,003,260

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,222,909,720

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,324,661,577)		3,515,523,782

Money Market Central Funds - 5.9%
Fidelity Cash Central Fund, 2.48% (b)	254,925,070	254,976,055
Fidelity Money Market Central Fund, 2.68% (b)	271,936,662	271,963,855
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	9,641,086	9,642,050
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $536,562,164)		536,581,960
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 4/18/19 to 6/27/19 (d)
(Cost $14,220,740)	14,260,000	14,220,988
	Shares	Value

Investment Companies - 8.5%
iShares 20+ Year Treasury Bond ETF (e)	1,059,725	$133,991,629
iShares Core MSCI Emerging Markets ETF	6,272,213	324,336,133
iShares MSCI EAFE Index ETF	2,463,935	159,810,824
iShares MSCI Japan ETF	2,912,905	159,394,162
TOTAL INVESTMENT COMPANIES
(Cost $753,206,523)		777,532,748
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,502,240,041)		9,165,803,131
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,555,932)
NET ASSETS - 100%		$9,153,247,199

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,241	June 2019	$317,975,490	$(8,722,255)	$(8,722,255)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,220,988.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,658,072
Fidelity Commodity Strategy Central Fund	415,507
Fidelity Communication Services Central Fund	884,369
Fidelity Consumer Discretionary Central Fund	11,041,039
Fidelity Consumer Staples Central Fund	16,886,681
Fidelity Emerging Markets Debt Central Fund	1,357,486
Fidelity Emerging Markets Equity Central Fund	15,252,514
Fidelity Energy Central Fund	1,590,688
Fidelity Financials Central Fund	30,629,117
Fidelity Floating Rate Central Fund	2,623,104
Fidelity Health Care Central Fund	24,699,811
Fidelity High Income Central Fund 1	4,961,977
Fidelity Industrials Central Fund	14,997,652
Fidelity Inflation-Protected Bond Index Central Fund	9,848,782
Fidelity Information Technology Central Fund	118,496,519
Fidelity International Credit Central Fund	2,001,201
Fidelity International Equity Central Fund	41,431,309
Fidelity Investment Grade Bond Central Fund	50,537,581
Fidelity Materials Central Fund	6,607,950
Fidelity Money Market Central Fund	3,430,891
Fidelity Real Estate Equity Central Fund	1,415,038
Fidelity Securities Lending Cash Central Fund	68,666
Fidelity Utilities Central Fund	8,729,236
Total	$372,565,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$19,568,502	$37,521,742	$1,657,317	$(74,147)	$(3,675,083)	$51,683,697	20.0%
Fidelity Communication Services Central Fund	65,756,271	178,390,002	4,862,076	21,254	14,784,014	254,089,465	15.7%
Fidelity Consumer Discretionary Central Fund	375,542,191	20,091,472	56,018,231	2,300,229	(25,762,053)	316,153,608	16.4%
Fidelity Consumer Staples Central Fund	198,437,885	19,344,764	8,473,318	(762,969)	(6,030,843)	202,515,519	15.9%
Fidelity Emerging Markets Debt Central Fund	44,440,007	1,952,686	1,655,393	(32,126)	268,765	44,973,939	30.7%
Fidelity Emerging Markets Equity Central Fund	210,584,026	120,102,304	14,421,550	(755,601)	(2,158,439)	313,350,740	29.5%
Fidelity Energy Central Fund	194,066,270	3,841,426	7,903,306	(1,700,470)	(36,222,817)	152,081,103	16.2%
Fidelity Financials Central Fund	600,596,106	38,062,365	30,095,248	(2,188,271)	(44,379,208)	561,995,744	17.1%
Fidelity Floating Rate Central Fund	89,995,019	3,815,540	3,310,807	(15,806)	(1,802,557)	88,681,389	4.3%
Fidelity Health Care Central Fund	520,576,948	30,671,621	33,501,796	1,926,431	(56,291,437)	463,381,767	16.2%
Fidelity High Income Central Fund 1	141,009,521	24,677,124	5,471,995	(28,165)	(1,227,751)	158,958,734	31.5%
Fidelity Industrials Central Fund	338,907,106	19,039,370	19,660,965	(1,203,590)	(36,326,575)	300,755,346	16.7%
Fidelity Inflation-Protected Bond Index Central Fund	370,474,121	14,594,303	17,432,527	(171,980)	(644,024)	366,819,893	31.0%
Fidelity Information Technology Central Fund	888,048,275	159,587,752	162,819,698	(12,224,173)	(179,720,464)	692,871,692	16.3%
Fidelity International Credit Central Fund	53,970,376	2,716,541	1,986,436	(20,249)	406,335	55,086,567	30.6%
Fidelity International Equity Central Fund	851,185,720	55,152,677	37,460,532	(1,029,182)	(81,378,356)	786,470,327	31.9%
Fidelity Investment Grade Bond Central Fund	2,984,959,552	182,783,563	440,894,486	(3,741,159)	77,895,790	2,801,003,260	35.9%
Fidelity Materials Central Fund	89,273,982	7,758,438	3,423,040	(726,089)	(12,191,522)	80,691,769	16.9%
Fidelity Real Estate Equity Central Fund	39,408,807	1,892,434	1,324,794	708	1,675,289	41,652,444	30.9%
Fidelity Utilities Central Fund	101,941,110	9,991,750	6,489,294	198,587	(1,391,721)	104,250,432	16.8%
Total	$8,178,741,795	$931,987,874	$858,862,809	$(20,226,768)	$(394,172,657)	$7,837,467,435

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,321,943,653	$4,321,943,653	$--	$--
Fixed-Income Central Funds	3,515,523,782	3,515,523,782	--	--
Money Market Central Funds	536,581,960	536,581,960	--	--
Other Short-Term Investments	14,220,988	--	14,220,988	--
Investment Companies	777,532,748	777,532,748	--	--
Total Investments in Securities:	$9,165,803,131	$9,151,582,143	$14,220,988	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(8,722,255)	$(8,722,255)	$--	$--
Total Liabilities	$(8,722,255)	$(8,722,255)	$--	$--
Total Derivative Instruments:	$(8,722,255)	$(8,722,255)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(8,722,255)
Total Equity Risk	0	(8,722,255)
Total Value of Derivatives	$0	$(8,722,255)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.1%
United Kingdom	2.7%
Japan	1.7%
Canada	1.3%
Cayman Islands	1.1%
Netherlands	1.1%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	8.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,432,424) — See accompanying schedule: Unaffiliated issuers (cost $767,427,263)	$791,753,736
Fidelity Central Funds (cost $6,734,812,778)	8,374,049,395
Total Investment in Securities (cost $7,502,240,041)		$9,165,803,131
Receivable for investments sold		3,259,956
Receivable for fund shares sold		4,916,627
Distributions receivable from Fidelity Central Funds		669,968
Prepaid expenses		6,686
Other receivables		235,419
Total assets		9,174,891,787
Liabilities
Payable for investments purchased	$914,437
Payable for fund shares redeemed	4,159,886
Accrued management fee	3,697,584
Distribution and service plan fees payable	76,835
Payable for daily variation margin on futures contracts	1,882,440
Other affiliated payables	1,048,102
Other payables and accrued expenses	223,254
Collateral on securities loaned	9,642,050
Total liabilities		21,644,588
Net Assets		$9,153,247,199
Net Assets consist of:
Paid in capital		$8,078,861,041
Total distributable earnings (loss)		1,074,386,158
Net Assets		$9,153,247,199
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($90,565,340 ÷ 5,125,377 shares)		$17.67
Maximum offering price per share (100/94.25 of $17.67)		$18.75
Class M:
Net Asset Value and redemption price per share ($41,497,893 ÷ 2,351,132 shares)		$17.65
Maximum offering price per share (100/96.50 of $17.65)		$18.29
Class C:
Net Asset Value and offering price per share ($47,121,596 ÷ 2,690,662 shares)(a)		$17.51
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,903,154,338 ÷ 501,725,989 shares)		$17.75
Class I:
Net Asset Value, offering price and redemption price per share ($68,829,496 ÷ 3,886,075 shares)		$17.71
Class Z:
Net Asset Value, offering price and redemption price per share ($2,078,536 ÷ 117,384 shares)		$17.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$7,724,487
Interest		135,427
Income from Fidelity Central Funds		95,820,233
Total income		103,680,147
Expenses
Management fee	$21,737,558
Transfer agent fees	5,483,292
Distribution and service plan fees	450,381
Accounting and security lending fees	769,081
Custodian fees and expenses	4,299
Independent trustees' fees and expenses	20,527
Registration fees	101,300
Audit	16,714
Legal	7,870
Miscellaneous	31,101
Total expenses before reductions	28,622,123
Expense reductions	(130,600)
Total expenses after reductions		28,491,523
Net investment income (loss)		75,188,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,436,651
Fidelity Central Funds	(20,226,578)
Futures contracts	12,182,342
Capital gain distributions from Fidelity Central Funds	276,744,957
Total net realized gain (loss)		280,137,372
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,833,437)
Fidelity Central Funds	(394,172,292)
Futures contracts	(2,506,167)
Total change in net unrealized appreciation (depreciation)		(414,511,896)
Net gain (loss)		(134,374,524)
Net increase (decrease) in net assets resulting from operations		$(59,185,900)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,188,624	$139,733,527
Net realized gain (loss)	280,137,372	319,288,321
Change in net unrealized appreciation (depreciation)	(414,511,896)	65,731,437
Net increase (decrease) in net assets resulting from operations	(59,185,900)	524,753,285
Distributions to shareholders	(373,277,172)	–
Distributions to shareholders from net investment income	–	(126,122,206)
Distributions to shareholders from net realized gain	–	(252,763,367)
Total distributions	(373,277,172)	(378,885,573)
Share transactions - net increase (decrease)	190,184,705	728,976,453
Total increase (decrease) in net assets	(242,278,367)	874,844,165
Net Assets
Beginning of period	9,395,525,566	8,520,681,401
End of period	$9,153,247,199	$9,395,525,566
Other Information
Undistributed net investment income end of period		$44,007,306

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.58	$18.29	$16.91	$16.33	$17.99	$17.78
Income from Investment Operations
Net investment income (loss)A	.12	.23	.19	.23	.23	.22
Net realized and unrealized gain (loss)	(.31)	.80	1.46	1.21	(.50)	1.13
Total from investment operations	(.19)	1.03	1.65	1.44	(.27)	1.35
Distributions from net investment income	(.17)	(.21)	(.18)	(.25)	(.22)	(.23)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.72)	(.74)	(.27)	(.86)B	(1.39)	(1.14)
Net asset value, end of period	$17.67	$18.58	$18.29	$16.91	$16.33	$17.99
Total ReturnC,D,E	(.73)%	5.74%	9.90%	9.19%	(1.70)%	7.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.94%	.96%	.96%	.96%	.95%
Expenses net of fee waivers, if any	.94%H	.94%	.96%	.96%	.96%	.95%
Expenses net of all reductions	.94%H	.94%	.95%	.96%	.95%	.95%
Net investment income (loss)	1.39%H	1.24%	1.08%	1.42%	1.34%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$90,565	$86,252	$75,623	$77,724	$70,616	$72,246
Portfolio turnover rateI	42%H	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.56	$18.27	$16.90	$16.31	$17.97	$17.76
Income from Investment Operations
Net investment income (loss)A	.10	.18	.14	.19	.19	.17
Net realized and unrealized gain (loss)	(.31)	.80	1.46	1.22	(.51)	1.14
Total from investment operations	(.21)	.98	1.60	1.41	(.32)	1.31
Distributions from net investment income	(.15)	(.16)	(.14)	(.20)	(.17)	(.19)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.70)	(.69)	(.23)	(.82)	(1.34)	(1.10)
Net asset value, end of period	$17.65	$18.56	$18.27	$16.90	$16.31	$17.97
Total ReturnB,C,D	(.86)%	5.48%	9.57%	8.97%	(1.98)%	7.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G	1.19%	1.21%	1.22%	1.22%	1.22%
Expenses net of fee waivers, if any	1.19%G	1.19%	1.21%	1.22%	1.22%	1.22%
Expenses net of all reductions	1.19%G	1.19%	1.21%	1.22%	1.22%	1.22%
Net investment income (loss)	1.15%G	.99%	.83%	1.15%	1.07%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$41,498	$41,222	$36,209	$32,431	$30,381	$32,372
Portfolio turnover rateH	42%G	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.42	$18.15	$16.79	$16.21	$17.88	$17.68
Income from Investment Operations
Net investment income (loss)A	.06	.09	.05	.11	.10	.08
Net realized and unrealized gain (loss)	(.32)	.79	1.46	1.21	(.52)	1.13
Total from investment operations	(.26)	.88	1.51	1.32	(.42)	1.21
Distributions from net investment income	(.10)	(.08)	(.06)	(.12)	(.08)	(.10)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.65)	(.61)	(.15)	(.74)	(1.25)	(1.01)
Net asset value, end of period	$17.51	$18.42	$18.15	$16.79	$16.21	$17.88
Total ReturnB,C,D	(1.12)%	4.93%	9.07%	8.42%	(2.52)%	7.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%G	1.70%	1.72%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.70%G	1.70%	1.72%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.69%G	1.70%	1.71%	1.72%	1.72%	1.72%
Net investment income (loss)	.64%G	.49%	.32%	.66%	.57%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$47,122	$51,337	$41,900	$42,706	$42,095	$38,792
Portfolio turnover rateH	42%G	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.66	$18.37	$16.98	$16.39	$18.06	$17.84
Income from Investment Operations
Net investment income (loss)A	.15	.29	.24	.28	.29	.28
Net realized and unrealized gain (loss)	(.31)	.80	1.47	1.22	(.52)	1.14
Total from investment operations	(.16)	1.09	1.71	1.50	(.23)	1.42
Distributions from net investment income	(.20)	(.26)	(.24)	(.30)	(.27)	(.29)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.75)	(.80)B	(.32)C	(.91)D	(1.44)	(1.20)
Net asset value, end of period	$17.75	$18.66	$18.37	$16.98	$16.39	$18.06
Total ReturnE,F	(.56)%	6.05%	10.26%	9.56%	(1.45)%	8.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.63%I	.63%	.64%	.65%	.66%	.66%
Expenses net of all reductions	.63%I	.63%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.70%I	1.55%	1.39%	1.72%	1.63%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$8,903,154	$9,140,811	$8,324,452	$7,566,062	$7,504,374	$7,956,041
Portfolio turnover rateJ	42%I	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.62	$18.33	$16.95	$16.36	$18.03	$17.81
Income from Investment Operations
Net investment income (loss)A	.15	.28	.24	.27	.28	.27
Net realized and unrealized gain (loss)	(.31)	.80	1.46	1.23	(.52)	1.14
Total from investment operations	(.16)	1.08	1.70	1.50	(.24)	1.41
Distributions from net investment income	(.19)	(.26)	(.23)	(.29)	(.26)	(.28)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.75)B	(.79)	(.32)	(.91)	(1.43)	(1.19)
Net asset value, end of period	$17.71	$18.62	$18.33	$16.95	$16.36	$18.03
Total ReturnC,D	(.58)%	6.02%	10.17%	9.53%	(1.50)%	8.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.67%	.68%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.66%G	.67%	.68%	.70%	.70%	.71%
Expenses net of all reductions	.66%G	.67%	.68%	.70%	.69%	.71%
Net investment income (loss)	1.67%G	1.52%	1.35%	1.68%	1.59%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$68,829	$75,904	$42,497	$39,673	$33,434	$33,575
Portfolio turnover rateH	42%G	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.551 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.59
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(.28)
Total from investment operations	(.13)
Distributions from net investment income	(.20)
Distributions from net realized gain	(.55)
Total distributions	(.75)
Net asset value, end of period	$17.71
Total ReturnC,D	(.37)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G
Expenses net of fee waivers, if any	.56%G
Expenses net of all reductions	.55%G
Net investment income (loss)	1.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,079
Portfolio turnover rateH	42%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	1.7
Apple, Inc.	1.7
Amazon.com, Inc.	1.0
Alphabet, Inc. Class A	0.9
Roche Holding AG (participation certificate)	0.5
UnitedHealth Group, Inc.	0.5
Adobe, Inc.	0.5
The Boeing Co.	0.5
Becton, Dickinson & Co.	0.5
Facebook, Inc. Class A	0.4
8.2

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	14.7
Information Technology	9.8
Health Care	7.9
Consumer Discretionary	6.8
Industrials	5.8

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	17.8%
AAA,AA,A	2.4%
BBB	7.4%
BB and Below	4.5%
Not Rated	0.3%
Equities*	64.9%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	64.7%
Bond Class	32.2%
Short-Term Class	3.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,401,575	$16,871,812
Fidelity Communication Services Central Fund (a)	507,701	99,164,074
Fidelity Consumer Discretionary Central Fund (a)	378,214	124,027,783
Fidelity Consumer Staples Central Fund (a)	407,545	79,495,654
Fidelity Emerging Markets Equity Central Fund (a)	588,165	125,420,347
Fidelity Energy Central Fund (a)	537,435	59,021,091
Fidelity Financials Central Fund (a)	2,282,727	220,260,301
Fidelity Health Care Central Fund (a)	423,151	181,438,492
Fidelity Industrials Central Fund (a)	432,486	117,982,253
Fidelity Information Technology Central Fund (a)	726,213	271,182,402
Fidelity International Equity Central Fund (a)	3,982,324	302,377,862
Fidelity Materials Central Fund (a)	157,555	31,640,183
Fidelity Real Estate Equity Central Fund (a)	123,833	14,116,971
Fidelity Utilities Central Fund (a)	216,663	40,472,729
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,382,303,613)		1,683,471,954

Fixed-Income Central Funds - 33.1%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	1,539,883	14,567,293
Fidelity Floating Rate Central Fund (a)	285,048	28,846,905
Fidelity High Income Central Fund 1 (a)	560,202	52,339,643

TOTAL HIGH YIELD FIXED-INCOME FUNDS		95,753,841

Investment Grade Fixed-Income Funds - 29.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,199,087	119,800,760
Fidelity International Credit Central Fund (a)	187,714	18,536,747
Fidelity Investment Grade Bond Central Fund (a)	6,982,319	755,626,563

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		893,964,070

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $968,810,033)		989,717,911

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.48% (b)	23,906,193	23,910,974
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	32,594,491	32,597,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $56,508,691)		56,508,724
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 4/18/19 to 6/27/19 (d)
(Cost $4,718,284)	4,730,000	4,718,322
	Shares	Value

Investment Companies - 9.6%
iShares 20+ Year Treasury Bond ETF (e)	346,396	$43,798,310
iShares Core MSCI Emerging Markets ETF	2,056,631	106,348,390
iShares MSCI EAFE Index ETF	1,233,156	79,982,498
iShares MSCI Japan ETF	1,061,344	58,076,744
TOTAL INVESTMENT COMPANIES
(Cost $278,504,110)		288,205,942
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,690,844,731)		3,022,622,853
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(33,677,671)
NET ASSETS - 100%		$2,988,945,182

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	742	June 2019	$105,282,380	$(3,018,369)	$(3,018,369)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,718,322.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,241,837
Fidelity Commodity Strategy Central Fund	134,687
Fidelity Communication Services Central Fund	343,959
Fidelity Consumer Discretionary Central Fund	4,348,125
Fidelity Consumer Staples Central Fund	6,644,236
Fidelity Emerging Markets Debt Central Fund	435,441
Fidelity Emerging Markets Equity Central Fund	6,436,093
Fidelity Energy Central Fund	617,561
Fidelity Financials Central Fund	12,032,010
Fidelity Floating Rate Central Fund	847,484
Fidelity Health Care Central Fund	9,700,946
Fidelity High Income Central Fund 1	1,623,878
Fidelity Industrials Central Fund	5,902,108
Fidelity Inflation-Protected Bond Index Central Fund	2,864,481
Fidelity Information Technology Central Fund	46,532,323
Fidelity International Credit Central Fund	667,571
Fidelity International Equity Central Fund	15,810,615
Fidelity Investment Grade Bond Central Fund	13,131,092
Fidelity Materials Central Fund	2,599,840
Fidelity Real Estate Equity Central Fund	475,489
Fidelity Securities Lending Cash Central Fund	12,693
Fidelity Utilities Central Fund	3,398,155
Total	$135,800,624

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$6,208,063	$12,361,865	$493,968	$(11,294)	$(1,192,854)	$16,871,812	6.5%
Fidelity Communication Services Central Fund	25,236,956	71,394,372	3,409,436	104,819	5,837,363	99,164,074	6.1%
Fidelity Consumer Discretionary Central Fund	146,591,048	9,461,659	22,999,793	361,968	(9,387,099)	124,027,783	6.4%
Fidelity Consumer Staples Central Fund	77,436,400	9,039,084	4,384,441	(342,304)	(2,253,085)	79,495,654	6.2%
Fidelity Emerging Markets Debt Central Fund	14,038,818	907,069	464,821	(4,109)	90,336	14,567,293	9.9%
Fidelity Emerging Markets Equity Central Fund	86,313,715	45,378,795	5,172,481	(532,725)	(566,957)	125,420,347	11.8%
Fidelity Energy Central Fund	74,167,253	2,720,533	3,408,411	(400,417)	(14,057,867)	59,021,091	6.3%
Fidelity Financials Central Fund	232,217,880	19,165,830	13,236,248	(648,585)	(17,238,576)	220,260,301	6.7%
Fidelity Floating Rate Central Fund	28,561,552	1,789,195	929,646	(4,642)	(569,554)	28,846,905	1.4%
Fidelity Health Care Central Fund	200,381,288	15,474,955	13,449,571	358,234	(21,326,414)	181,438,492	6.4%
Fidelity High Income Central Fund 1	45,397,134	8,864,798	1,553,267	(10,058)	(358,964)	52,339,643	10.4%
Fidelity Industrials Central Fund	131,422,312	9,766,595	8,831,952	(565,517)	(13,809,185)	117,982,253	6.5%
Fidelity Inflation-Protected Bond Index Central Fund	105,329,508	20,808,622	6,399,595	(29,480)	91,705	119,800,760	10.1%
Fidelity Information Technology Central Fund	346,993,488	65,036,921	66,218,753	(5,308,943)	(69,320,311)	271,182,402	6.4%
Fidelity International Credit Central Fund	17,721,958	1,233,021	558,230	(1,971)	141,969	18,536,747	10.3%
Fidelity International Equity Central Fund	317,382,540	28,733,805	13,218,716	(815,362)	(29,704,405)	302,377,862	12.3%
Fidelity Investment Grade Bond Central Fund	770,665,936	64,144,917	98,986,724	(2,427,076)	22,229,510	755,626,563	9.7%
Fidelity Materials Central Fund	34,661,738	3,715,204	1,749,215	(223,094)	(4,764,450)	31,640,183	6.6%
Fidelity Real Estate Equity Central Fund	13,057,670	852,280	371,979	(1,547)	580,547	14,116,971	10.5%
Fidelity Utilities Central Fund	39,143,517	4,629,538	2,840,720	28,342	(487,948)	40,472,729	6.5%
Total	$2,712,928,774	$395,479,058	$268,677,967	$(10,473,761)	$(156,066,239)	$2,673,189,865

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,683,471,954	$1,683,471,954	$--	$--
Fixed-Income Central Funds	989,717,911	989,717,911	--	--
Money Market Central Funds	56,508,724	56,508,724	--	--
Other Short-Term Investments	4,718,322	--	4,718,322	--
Investment Companies	288,205,942	288,205,942	--	--
Total Investments in Securities:	$3,022,622,853	$3,017,904,531	$4,718,322	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,018,369)	$(3,018,369)	$--	$--
Total Liabilities	$(3,018,369)	$(3,018,369)	$--	$--
Total Derivative Instruments:	$(3,018,369)	$(3,018,369)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,018,369)
Total Equity Risk	0	(3,018,369)
Total Value of Derivatives	$0	$(3,018,369)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.9%
United Kingdom	2.8%
Japan	2.0%
Cayman Islands	1.3%
France	1.3%
Canada	1.3%
Switzerland	1.2%
Netherlands	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

The information in the above table{s} is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,926,100) — See accompanying schedule: Unaffiliated issuers (cost $283,222,394)	$292,924,264
Fidelity Central Funds (cost $2,407,622,337)	2,729,698,589
Total Investment in Securities (cost $2,690,844,731)		$3,022,622,853
Receivable for investments sold		1,203,367
Receivable for fund shares sold		1,812,314
Dividends receivable		43,158
Distributions receivable from Fidelity Central Funds		94,639
Prepaid expenses		2,133
Other receivables		47,162
Total assets		3,025,825,626
Liabilities
Payable for investments purchased	$759,170
Payable for fund shares redeemed	1,023,512
Accrued management fee	1,330,307
Distribution and service plan fees payable	110,538
Payable for daily variation margin on futures contracts	623,280
Other affiliated payables	397,125
Other payables and accrued expenses	38,762
Collateral on securities loaned	32,597,750
Total liabilities		36,880,444
Net Assets		$2,988,945,182
Net Assets consist of:
Paid in capital		$2,710,740,141
Total distributable earnings (loss)		278,205,041
Net Assets		$2,988,945,182
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,250,989 ÷ 10,580,545 shares)		$12.22
Maximum offering price per share (100/94.25 of $12.22)		$12.97
Class M:
Net Asset Value and redemption price per share ($52,404,891 ÷ 4,312,048 shares)		$12.15
Maximum offering price per share (100/96.50 of $12.15)		$12.59
Class C:
Net Asset Value and offering price per share ($70,989,664 ÷ 5,910,542 shares)(a)		$12.01
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,677,390,380 ÷ 218,301,011 shares)		$12.26
Class I:
Net Asset Value, offering price and redemption price per share ($55,421,440 ÷ 4,514,968 shares)		$12.28
Class Z:
Net Asset Value, offering price and redemption price per share ($3,487,818 ÷ 284,377 shares)		$12.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$2,786,635
Interest		41,431
Income from Fidelity Central Funds		28,374,741
Total income		31,202,807
Expenses
Management fee	$7,747,075
Transfer agent fees	1,802,214
Distribution and service plan fees	673,095
Accounting and security lending fees	542,510
Custodian fees and expenses	12,365
Independent trustees' fees and expenses	6,609
Registration fees	96,529
Audit	32,672
Legal	17,450
Miscellaneous	10,143
Total expenses before reductions	10,940,662
Expense reductions	(217,104)
Total expenses after reductions		10,723,558
Net investment income (loss)		20,479,249
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,045
Fidelity Central Funds	(10,473,767)
Foreign currency transactions	(4,826)
Futures contracts	2,454,127
Capital gain distributions from Fidelity Central Funds	107,425,883
Total net realized gain (loss)		99,537,462
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,542,409)
Fidelity Central Funds	(156,066,234)
Assets and liabilities in foreign currencies	5,812
Futures contracts	(1,327,402)
Total change in net unrealized appreciation (depreciation)		(158,930,233)
Net gain (loss)		(59,392,771)
Net increase (decrease) in net assets resulting from operations		$(38,913,522)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,479,249	$34,831,760
Net realized gain (loss)	99,537,462	87,040,662
Change in net unrealized appreciation (depreciation)	(158,930,233)	46,471,730
Net increase (decrease) in net assets resulting from operations	(38,913,522)	168,344,152
Distributions to shareholders	(115,058,433)	–
Distributions to shareholders from net investment income	–	(23,754,776)
Distributions to shareholders from net realized gain	–	(36,844,601)
Total distributions	(115,058,433)	(60,599,377)
Share transactions - net increase (decrease)	127,000,258	943,430,967
Total increase (decrease) in net assets	(26,971,697)	1,051,175,742
Net Assets
Beginning of period	3,015,916,879	1,964,741,137
End of period	$2,988,945,182	$3,015,916,879
Other Information
Undistributed net investment income end of period		$24,257,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$12.42	$11.24	$10.60	$11.53	$11.17
Income from Investment Operations
Net investment income (loss)A	.07	.14	.11	.14	.14	.12
Net realized and unrealized gain (loss)	(.30)	.69	1.21	.90	(.39)	.83
Total from investment operations	(.23)	.83	1.32	1.04	(.25)	.95
Distributions from net investment income	(.15)	(.11)	(.12)	(.15)	(.12)	(.09)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.47)	(.33)	(.14)	(.40)	(.68)	(.59)
Net asset value, end of period	$12.22	$12.92	$12.42	$11.24	$10.60	$11.53
Total ReturnB,C,D	(1.47)%	6.80%	11.86%	10.10%	(2.36)%	8.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.02%	1.03%	1.03%	1.04%	1.03%
Expenses net of fee waivers, if any	1.01%G	1.01%	1.03%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.01%G	1.01%	1.02%	1.03%	1.03%	1.03%
Net investment income (loss)	1.16%G	1.12%	.98%	1.30%	1.20%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$129,251	$130,729	$59,049	$59,027	$53,879	$53,382
Portfolio turnover rateH	40%G	18%I	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$12.34	$11.17	$10.55	$11.48	$11.12
Income from Investment Operations
Net investment income (loss)A	.05	.11	.09	.11	.11	.09
Net realized and unrealized gain (loss)	(.30)	.70	1.19	.88	(.39)	.84
Total from investment operations	(.25)	.81	1.28	.99	(.28)	.93
Distributions from net investment income	(.12)	(.08)	(.09)	(.13)	(.09)	(.07)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.44)	(.31)B	(.11)	(.37)C	(.65)	(.57)
Net asset value, end of period	$12.15	$12.84	$12.34	$11.17	$10.55	$11.48
Total ReturnD,E,F	(1.63)%	6.60%	11.58%	9.68%	(2.63)%	8.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%I	1.28%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.26%I	1.26%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.26%I	1.26%	1.27%	1.28%	1.28%	1.30%
Net investment income (loss)	.92%I	.87%	.73%	1.04%	.94%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$52,405	$55,343	$20,860	$16,763	$16,210	$14,759
Portfolio turnover rateJ	40%I	18%K	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$12.18	$11.04	$10.42	$11.35	$11.04
Income from Investment Operations
Net investment income (loss)A	.02	.05	.03	.06	.05	.04
Net realized and unrealized gain (loss)	(.29)	.69	1.17	.88	(.38)	.81
Total from investment operations	(.27)	.74	1.20	.94	(.33)	.85
Distributions from net investment income	(.07)	(.02)	(.04)	(.08)	(.04)	(.04)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.39)	(.25)B	(.06)	(.32)C	(.60)	(.54)
Net asset value, end of period	$12.01	$12.67	$12.18	$11.04	$10.42	$11.35
Total ReturnD,E,F	(1.88)%	6.09%	10.94%	9.27%	(3.08)%	7.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.81%I	1.79%	1.78%	1.78%	1.80%	1.80%
Expenses net of fee waivers, if any	1.76%I	1.76%	1.78%	1.78%	1.79%	1.80%
Expenses net of all reductions	1.76%I	1.76%	1.78%	1.78%	1.79%	1.80%
Net investment income (loss)	.41%I	.37%	.23%	.54%	.44%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$70,990	$86,887	$37,384	$34,037	$30,147	$25,867
Portfolio turnover rateJ	40%I	18%K	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$12.47	$11.29	$10.66	$11.59	$11.22
Income from Investment Operations
Net investment income (loss)A	.09	.18	.15	.17	.17	.16
Net realized and unrealized gain (loss)	(.31)	.70	1.21	.90	(.39)	.84
Total from investment operations	(.22)	.88	1.36	1.07	(.22)	1.00
Distributions from net investment income	(.18)	(.15)	(.15)	(.19)	(.16)	(.13)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.50)	(.37)	(.18)B	(.44)	(.71)C	(.63)
Net asset value, end of period	$12.26	$12.98	$12.47	$11.29	$10.66	$11.59
Total ReturnD,E	(1.34)%	7.17%	12.19%	10.31%	(2.03)%	9.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.70%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.69%H	.70%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.69%H	.70%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.48%H	1.44%	1.30%	1.61%	1.51%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,677,390	$2,679,353	$1,821,025	$1,426,502	$1,275,181	$1,187,056
Portfolio turnover rateI	40%H	18%J	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$12.48	$11.30	$10.66	$11.59	$11.22
Income from Investment Operations
Net investment income (loss)A	.09	.18	.15	.17	.17	.15
Net realized and unrealized gain (loss)	(.31)	.70	1.20	.90	(.39)	.83
Total from investment operations	(.22)	.88	1.35	1.07	(.22)	.98
Distributions from net investment income	(.17)	(.14)	(.15)	(.18)	(.15)	(.11)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.49)	(.37)B	(.17)	(.43)	(.71)	(.61)
Net asset value, end of period	$12.28	$12.99	$12.48	$11.30	$10.66	$11.59
Total ReturnC,D	(1.30)%	7.12%	12.16%	10.37%	(2.08)%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73%G	.74%	.74%	.74%	.76%	.78%
Expenses net of all reductions	.73%G	.74%	.74%	.74%	.75%	.78%
Net investment income (loss)	1.44%G	1.39%	1.26%	1.58%	1.47%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$55,421	$63,604	$26,423	$18,651	$15,574	$14,122
Portfolio turnover rateH	40%G	18%I	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.97
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	(.29)
Total from investment operations	(.20)
Distributions from net investment income	(.19)
Distributions from net realized gain	(.32)
Total distributions	(.51)
Net asset value, end of period	$12.26
Total ReturnC,D	(1.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G
Expenses net of fee waivers, if any	.63%G
Expenses net of all reductions	.63%G
Net investment income (loss)	1.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,488
Portfolio turnover rateH	40%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	2.0
Apple, Inc.	2.0
Amazon.com, Inc.	1.2
Alphabet, Inc. Class A	1.1
Roche Holdings AG (participation certificate)	0.6
UnitedHealth Group, Inc.	0.6
Adobe, Inc.	0.5
The Boeing Co.	0.5
Becton, Dickinson & Co.	0.5
AstraZeneca PLC (United Kingdom)	0.5
9.5

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	14.8
Information Technology	11.0
Health Care	9.0
Consumer Discretionary	7.7
Industrials	6.7

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	12.4%
AAA,AA,A	1.5%
BBB	4.7%
BB and Below	3.8%
Not Rated	0.2%
Equities*	74.8%
Short-Term Investments and Net Other Assets	2.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	74.7%
Bond Class	22.3%
Short-Term Class	3.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 23.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,013,945	$34,789,166
Fidelity Communication Services Central Fund (a)	1,031,318	201,437,069
Fidelity Consumer Discretionary Central Fund (a)	768,477	252,006,514
Fidelity Consumer Staples Central Fund (a)	824,857	160,896,611
Fidelity Emerging Markets Equity Central Fund (a)	1,253,578	267,312,913
Fidelity Energy Central Fund (a)	1,098,612	120,649,525
Fidelity Financials Central Fund (a)	4,641,375	447,846,286
Fidelity Health Care Central Fund (a)	860,136	368,809,185
Fidelity Industrials Central Fund (a)	878,353	239,614,580
Fidelity Information Technology Central Fund (a)	1,476,397	551,316,004
Fidelity International Equity Central Fund (a)	8,468,832	643,038,445
Fidelity Materials Central Fund (a)	315,875	63,434,003
Fidelity Real Estate Equity Central Fund (a)	211,912	24,157,937
Fidelity Utilities Central Fund (a)	441,696	82,508,845
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,356,884,789)		3,457,817,083

Fixed-Income Central Funds - 22.9%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,579,867	24,405,540
Fidelity Floating Rate Central Fund (a)	488,803	49,466,822
Fidelity High Income Central Fund 1 (a)	1,050,202	98,120,409

TOTAL HIGH YIELD FIXED-INCOME FUNDS		171,992,771

Investment Grade Fixed-Income Funds - 19.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,096,818	209,493,045
Fidelity International Credit Central Fund (a)	330,944	32,680,732
Fidelity Investment Grade Bond Central Fund (a)	7,225,661	781,961,028

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,024,134,805

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,163,820,889)		1,196,127,576

Money Market Central Funds - 1.3%
Fidelity Cash Central Fund, 2.48% (b)	34,486,529	34,493,427
Fidelity Money Market Central Fund, 2.68% (b)	4,105,880	4,106,290
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	31,921,558	31,924,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $70,524,013)		70,524,467
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.39% 4/18/19 to 6/27/19 (d)
(Cost $8,174,322)	8,190,000	8,174,263
	Shares	Value

Investment Companies - 10.0%
iShares 20+ Year Treasury Bond ETF (e)	606,497	$76,685,481
iShares Core MSCI Emerging Markets ETF	3,508,153	181,406,589
iShares MSCI EAFE Index ETF	2,331,166	151,199,427
iShares MSCI Japan ETF	2,049,375	112,141,800
TOTAL INVESTMENT COMPANIES
(Cost $501,034,168)		521,433,297
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,100,438,181)		5,254,076,686
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(33,764,640)
NET ASSETS - 100%		$5,220,312,046

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,289	June 2019	$182,896,210	$(5,535,889)	$(5,535,889)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,174,623.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,097,853
Fidelity Commodity Strategy Central Fund	281,477
Fidelity Communication Services Central Fund	719,156
Fidelity Consumer Discretionary Central Fund	9,074,930
Fidelity Consumer Staples Central Fund	13,804,337
Fidelity Emerging Markets Debt Central Fund	740,108
Fidelity Emerging Markets Equity Central Fund	12,611,222
Fidelity Energy Central Fund	1,287,728
Fidelity Financials Central Fund	25,116,666
Fidelity Floating Rate Central Fund	1,468,519
Fidelity Health Care Central Fund	20,243,771
Fidelity High Income Central Fund 1	3,061,013
Fidelity Industrials Central Fund	12,311,995
Fidelity Inflation-Protected Bond Index Central Fund	4,912,616
Fidelity Information Technology Central Fund	97,105,516
Fidelity International Credit Central Fund	1,191,333
Fidelity International Equity Central Fund	34,320,184
Fidelity Investment Grade Bond Central Fund	13,447,824
Fidelity Materials Central Fund	5,368,912
Fidelity Money Market Central Fund	52,363
Fidelity Real Estate Equity Central Fund	826,428
Fidelity Securities Lending Cash Central Fund	32,387
Fidelity Utilities Central Fund	7,102,413
Total	$267,178,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,109,600	$27,348,294	$1,094,087	$(49,432)	$(2,525,209)	$34,789,166	13.5%
Fidelity Communication Services Central Fund	53,100,575	145,534,666	9,186,957	337,454	11,651,331	201,437,069	12.4%
Fidelity Consumer Discretionary Central Fund	305,835,749	17,003,003	51,415,716	5,726,651	(25,143,173)	252,006,514	13.1%
Fidelity Consumer Staples Central Fund	161,273,817	15,516,176	10,109,828	(854,422)	(4,929,132)	160,896,611	12.6%
Fidelity Emerging Markets Debt Central Fund	24,101,472	1,114,263	945,641	1,858	133,588	24,405,540	16.7%
Fidelity Emerging Markets Equity Central Fund	170,926,385	109,924,262	11,497,696	(1,138,941)	(901,097)	267,312,913	25.2%
Fidelity Energy Central Fund	157,433,278	2,842,059	8,796,733	(800,113)	(30,028,966)	120,649,525	12.8%
Fidelity Financials Central Fund	487,907,530	30,239,906	32,250,956	(2,063,346)	(35,986,848)	447,846,286	13.6%
Fidelity Floating Rate Central Fund	50,152,839	2,219,461	1,891,284	(18,747)	(995,447)	49,466,822	2.4%
Fidelity Health Care Central Fund	425,031,712	24,396,642	35,922,641	3,435,410	(48,131,938)	368,809,185	12.9%
Fidelity High Income Central Fund 1	81,395,390	20,601,198	3,164,233	(16,198)	(695,748)	98,120,409	19.4%
Fidelity Industrials Central Fund	273,287,926	15,085,622	18,245,335	(1,030,589)	(29,483,044)	239,614,580	13.3%
Fidelity Inflation-Protected Bond Index Central Fund	181,866,950	37,826,692	10,374,982	(46,264)	220,649	209,493,045	17.7%
Fidelity Information Technology Central Fund	727,665,877	126,912,970	145,638,941	(6,594,574)	(151,029,328)	551,316,004	12.9%
Fidelity International Credit Central Fund	31,939,898	1,642,128	1,135,119	(11,026)	244,851	32,680,732	18.2%
Fidelity International Equity Central Fund	695,253,200	46,652,353	31,182,095	(281,822)	(67,403,191)	643,038,445	26.1%
Fidelity Investment Grade Bond Central Fund	872,914,296	76,417,143	186,916,084	(699,423)	20,245,096	781,961,028	10.0%
Fidelity Materials Central Fund	72,029,991	6,364,064	4,530,071	(821,992)	(9,607,989)	63,434,003	13.3%
Fidelity Real Estate Equity Central Fund	22,824,385	1,126,762	756,550	15,949	947,391	24,157,937	17.9%
Fidelity Utilities Central Fund	82,470,426	7,988,041	6,881,911	289,094	(1,356,805)	82,508,845	13.3%
Total	$4,888,521,296	$716,755,705	$571,936,860	$(4,620,473)	$(374,775,009)	$4,653,944,659

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,457,817,083	$3,457,817,083	$--	$--
Fixed-Income Central Funds	1,196,127,576	1,196,127,576	--	--
Money Market Central Funds	70,524,467	70,524,467	--	--
Other Short-Term Investments	8,174,263	--	8,174,263	--
Investment Companies	521,433,297	521,433,297	--	--
Total Investments in Securities:	$5,254,076,686	$5,245,902,423	$8,174,263	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,535,889)	$(5,535,889)	$--	$--
Total Liabilities	$(5,535,889)	$(5,535,889)	$--	$--
Total Derivative Instruments:	$(5,535,889)	$(5,535,889)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,535,889)
Total Equity Risk	0	(5,535,889)
Total Value of Derivatives	$0	$(5,535,889)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
United Kingdom	3.2%
Japan	2.5%
Cayman Islands	1.7%
France	1.5%
Switzerland	1.5%
Canada	1.5%
Netherlands	1.3%
Germany	1.1%
Others (Individually Less Than 1%)	9.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,230,680) — See accompanying schedule: Unaffiliated issuers (cost $509,208,490)	$529,607,560
Fidelity Central Funds (cost $3,591,229,691)	4,724,469,126
Total Investment in Securities (cost $4,100,438,181)		$5,254,076,686
Receivable for investments sold		2,105,389
Receivable for fund shares sold		4,992,404
Distributions receivable from Fidelity Central Funds		136,703
Prepaid expenses		3,913
Other receivables		62,259
Total assets		5,261,377,354
Liabilities
Payable for investments purchased	$1,564,218
Payable for fund shares redeemed	3,353,040
Accrued management fee	2,328,550
Distribution and service plan fees payable	100,265
Payable for daily variation margin on futures contracts	1,082,760
Other affiliated payables	644,347
Other payables and accrued expenses	67,378
Collateral on securities loaned	31,924,750
Total liabilities		41,065,308
Net Assets		$5,220,312,046
Net Assets consist of:
Paid in capital		$4,352,316,263
Total distributable earnings (loss)		867,995,783
Net Assets		$5,220,312,046
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($162,054,740 ÷ 7,565,246 shares)		$21.42
Maximum offering price per share (100/94.25 of $21.42)		$22.73
Class M:
Net Asset Value and redemption price per share ($59,834,798 ÷ 2,791,883 shares)		$21.43
Maximum offering price per share (100/96.50 of $21.43)		$22.21
Class C:
Net Asset Value and offering price per share ($42,380,956 ÷ 1,986,844 shares)(a)		$21.33
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,883,035,610 ÷ 227,706,139 shares)		$21.44
Class I:
Net Asset Value, offering price and redemption price per share ($70,823,145 ÷ 3,301,395 shares)		$21.45
Class Z:
Net Asset Value, offering price and redemption price per share ($2,182,797 ÷ 101,863 shares)		$21.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$5,253,614
Interest		78,818
Income from Fidelity Central Funds		44,175,125
Total income		49,507,557
Expenses
Management fee	$13,653,114
Transfer agent fees	3,147,621
Distribution and service plan fees	609,849
Accounting and security lending fees	686,098
Custodian fees and expenses	3,101
Independent trustees' fees and expenses	11,747
Registration fees	78,831
Audit	16,715
Legal	5,024
Miscellaneous	18,040
Total expenses before reductions	18,230,140
Expense reductions	(79,701)
Total expenses after reductions		18,150,439
Net investment income (loss)		31,357,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,159,703
Fidelity Central Funds	(4,620,390)
Futures contracts	3,320,623
Capital gain distributions from Fidelity Central Funds	223,003,626
Total net realized gain (loss)		223,863,562
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,444,508)
Fidelity Central Funds	(374,774,940)
Futures contracts	(2,284,298)
Total change in net unrealized appreciation (depreciation)		(382,503,746)
Net gain (loss)		(158,640,184)
Net increase (decrease) in net assets resulting from operations		$(127,283,066)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,357,118	$67,833,889
Net realized gain (loss)	223,863,562	262,073,124
Change in net unrealized appreciation (depreciation)	(382,503,746)	102,893,743
Net increase (decrease) in net assets resulting from operations	(127,283,066)	432,800,756
Distributions to shareholders	(282,804,003)	–
Distributions to shareholders from net investment income	–	(57,952,371)
Distributions to shareholders from net realized gain	–	(140,405,094)
Total distributions	(282,804,003)	(198,357,465)
Share transactions - net increase (decrease)	186,991,416	196,852,504
Total increase (decrease) in net assets	(223,095,653)	431,295,795
Net Assets
Beginning of period	5,443,407,699	5,012,111,904
End of period	$5,220,312,046	$5,443,407,699
Other Information
Undistributed net investment income end of period		$43,827,955

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.27	$22.26	$19.78	$18.84	$21.24	$19.60
Income from Investment Operations
Net investment income (loss)A	.10	.23	.19	.22	.22	.21
Net realized and unrealized gain (loss)	(.79)	1.59	2.53	1.70	(.80)	1.67
Total from investment operations	(.69)	1.82	2.72	1.92	(.58)	1.88
Distributions from net investment income	(.25)	(.19)	(.20)	(.25)	(.22)	(.16)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(1.16)	(.81)	(.24)	(.98)	(1.82)	(.24)B
Net asset value, end of period	$21.42	$23.27	$22.26	$19.78	$18.84	$21.24
Total ReturnC,D,E	(2.44)%	8.31%	13.89%	10.57%	(2.96)%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.02%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.01%	1.02%	1.03%	1.03%
Expenses net of all reductions	1.00%H	1.00%	1.01%	1.02%	1.02%	1.03%
Net investment income (loss)	.96%H	.99%	.90%	1.17%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$162,055	$155,622	$146,562	$146,585	$134,849	$143,310
Portfolio turnover rateI	38%H	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.24	$22.25	$19.77	$18.82	$21.22	$19.58
Income from Investment Operations
Net investment income (loss)A	.08	.17	.13	.17	.17	.15
Net realized and unrealized gain (loss)	(.79)	1.58	2.54	1.70	(.80)	1.67
Total from investment operations	(.71)	1.75	2.67	1.87	(.63)	1.82
Distributions from net investment income	(.19)	(.14)	(.15)	(.20)	(.16)	(.11)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(1.10)	(.76)	(.19)	(.92)B	(1.77)C	(.18)
Net asset value, end of period	$21.43	$23.24	$22.25	$19.77	$18.82	$21.22
Total ReturnD,E,F	(2.55)%	7.99%	13.63%	10.31%	(3.25)%	9.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.25%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.27%	1.28%	1.28%	1.29%
Expenses net of all reductions	1.24%I	1.25%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.71%I	.74%	.64%	.91%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$59,835	$61,587	$53,245	$48,149	$46,685	$49,337
Portfolio turnover rateJ	38%I	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$22.08	$19.63	$18.69	$21.08	$19.48
Income from Investment Operations
Net investment income (loss)A	.02	.05	.03	.08	.06	.05
Net realized and unrealized gain (loss)	(.76)	1.57	2.51	1.69	(.78)	1.66
Total from investment operations	(.74)	1.62	2.54	1.77	(.72)	1.71
Distributions from net investment income	(.07)	(.03)	(.05)	(.10)	(.07)	(.04)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.99)B	(.64)C	(.09)	(.83)	(1.67)	(.11)
Net asset value, end of period	$21.33	$23.06	$22.08	$19.63	$18.69	$21.08
Total ReturnD,E,F	(2.77)%	7.46%	13.00%	9.78%	(3.69)%	8.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.75%	1.77%	1.78%	1.79%	1.79%
Expenses net of fee waivers, if any	1.76%I	1.75%	1.77%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%I	1.75%	1.77%	1.78%	1.78%	1.78%
Net investment income (loss)	.20%I	.24%	.14%	.41%	.32%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$42,381	$63,398	$59,046	$56,605	$52,860	$55,104
Portfolio turnover rateJ	38%I	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.99 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.914 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.33	$22.33	$19.84	$18.89	$21.30	$19.66
Income from Investment Operations
Net investment income (loss)A	.13	.30	.25	.28	.28	.27
Net realized and unrealized gain (loss)	(.79)	1.58	2.54	1.71	(.80)	1.67
Total from investment operations	(.66)	1.88	2.79	1.99	(.52)	1.94
Distributions from net investment income	(.31)	(.26)	(.26)	(.31)	(.28)	(.23)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(1.23)B	(.88)	(.30)	(1.04)	(1.89)C	(.30)
Net asset value, end of period	$21.44	$23.33	$22.33	$19.84	$18.89	$21.30
Total ReturnD,E	(2.27)%	8.57%	14.25%	10.97%	(2.69)%	9.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.69%	.71%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.69%H	.69%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.69%H	.69%	.70%	.71%	.71%	.72%
Net investment income (loss)	1.27%H	1.30%	1.20%	1.48%	1.38%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$4,883,036	$5,088,118	$4,673,798	$3,996,905	$3,745,336	$3,729,256
Portfolio turnover rateI	38%H	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.23 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.914 per share.

 C Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.33	$22.33	$19.85	$18.90	$21.31	$19.66
Income from Investment Operations
Net investment income (loss)A	.13	.29	.24	.28	.27	.26
Net realized and unrealized gain (loss)	(.79)	1.58	2.54	1.70	(.80)	1.68
Total from investment operations	(.66)	1.87	2.78	1.98	(.53)	1.94
Distributions from net investment income	(.30)	(.25)	(.26)	(.30)	(.27)	(.22)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(1.22)B	(.87)	(.30)	(1.03)	(1.88)C	(.29)
Net asset value, end of period	$21.45	$23.33	$22.33	$19.85	$18.90	$21.31
Total ReturnD,E	(2.27)%	8.53%	14.22%	10.92%	(2.73)%	9.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.72%	.74%	.74%	.76%	.77%
Expenses net of fee waivers, if any	.72%H	.72%	.74%	.74%	.76%	.77%
Expenses net of all reductions	.72%H	.72%	.73%	.74%	.75%	.77%
Net investment income (loss)	1.23%H	1.27%	1.17%	1.45%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$70,823	$74,682	$79,461	$42,321	$42,581	$40,561
Portfolio turnover rateI	38%H	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.22 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.914 per share.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$23.29
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	(.75)
Total from investment operations	(.61)
Distributions from net investment income	(.34)
Distributions from net realized gain	(.91)
Total distributions	(1.25)
Net asset value, end of period	$21.43
Total ReturnC,D	(2.02)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.62%G
Expenses net of all reductions	.61%G
Net investment income (loss)	1.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,183
Portfolio turnover rateH	38%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	2.3
Apple, Inc.	2.3
Amazon.com, Inc.	1.4
Alphabet Inc. Class A	1.2
UnitedHealth Group, Inc.	0.7
Roche Holding AG (participation certificate)	0.7
Adobe, Inc.	0.6
The Boeing Co.	0.6
Becton, Dickinson & Co.	0.6
Facebook, Inc. Class A	0.6
11.0

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	14.5
Information Technology	12.8
Health Care	9.8
Consumer Discretionary	8.5
Industrials	7.3

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	6.8%
AAA,AA,A	0.6%
BBB	1.9%
BB and Below	2.9%
Not Rated	0.1%
Equities*	83.2%
Short-Term Investments and Net Other Assets	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Stock Class and Equity Futures*	86.5%
Bond Class	12.0%
Short-Term Class	1.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 74.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,877,592	$19,232,854
Fidelity Communication Services Central Fund (a)	578,494	112,991,418
Fidelity Consumer Discretionary Central Fund (a)	430,022	141,017,182
Fidelity Consumer Staples Central Fund (a)	463,265	90,364,545
Fidelity Emerging Markets Equity Central Fund (a)	748,871	159,689,169
Fidelity Energy Central Fund (a)	613,855	67,413,583
Fidelity Financials Central Fund (a)	2,603,215	251,184,234
Fidelity Health Care Central Fund (a)	483,609	207,361,697
Fidelity Industrials Central Fund (a)	490,013	133,675,450
Fidelity Information Technology Central Fund (a)	828,900	309,527,701
Fidelity International Equity Central Fund (a)	4,032,450	306,183,909
Fidelity Materials Central Fund (a)	177,348	35,614,949
Fidelity Real Estate Equity Central Fund (a)	105,469	12,023,490
Fidelity Utilities Central Fund (a)	248,638	46,445,536
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,389,284,896)		1,892,725,717

Fixed-Income Central Funds - 12.3%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	1,270,975	12,023,426
Fidelity Floating Rate Central Fund (a)	260,483	26,360,923
Fidelity High Income Central Fund 1 (a)	405,576	37,892,935

TOTAL HIGH YIELD FIXED-INCOME FUNDS		76,277,284

Investment Grade Fixed-Income Funds - 9.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,015,248	101,433,440
Fidelity International Credit Central Fund (a)	160,847	15,883,668
Fidelity Investment Grade Bond Central Fund (a)	1,085,668	117,491,032

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		234,808,140

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $307,741,101)		311,085,424

Money Market Central Funds - 5.1%
Fidelity Cash Central Fund, 2.48% (b)	66,966,149	66,979,543
Fidelity Securities Lending Cash Central Fund 2.48% (b)(c)	61,499,900	61,506,050
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $128,485,545)		128,485,593
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.4% 4/11/19 to 5/23/19 (d)
(Cost $5,049,597)	5,060,000	5,049,661
	Shares	Value

Investment Companies - 9.9%
iShares 20+ Year Treasury Bond ETF (e)	292,663	$37,004,310
iShares Core MSCI Emerging Markets ETF	1,628,028	84,185,328
iShares MSCI EAFE Index ETF	1,127,314	73,117,586
iShares MSCI Japan ETF (e)	1,034,927	56,631,205
TOTAL INVESTMENT COMPANIES
(Cost $241,044,389)		250,938,429
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $2,071,605,528)		2,588,284,824
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(61,632,401)
NET ASSETS - 100%		$2,526,652,423

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	874	June 2019	$81,561,680	$1,486,824	$1,486,824
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	June 2019	2,695,910	(75,534)	(75,534)
TOTAL FUTURES CONTRACTS					$1,411,290

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,268,881.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,137,832
Fidelity Commodity Strategy Central Fund	153,805
Fidelity Communication Services Central Fund	420,524
Fidelity Consumer Discretionary Central Fund	5,312,583
Fidelity Consumer Staples Central Fund	8,099,355
Fidelity Emerging Markets Debt Central Fund	146,487
Fidelity Emerging Markets Equity Central Fund	7,437,033
Fidelity Energy Central Fund	739,503
Fidelity Financials Central Fund	14,699,215
Fidelity Floating Rate Central Fund	774,823
Fidelity Health Care Central Fund	11,865,889
Fidelity High Income Central Fund 1	619,949
Fidelity Industrials Central Fund	7,187,059
Fidelity Inflation-Protected Bond Index Central Fund	2,054,820
Fidelity Information Technology Central Fund	56,946,608
Fidelity International Credit Central Fund	571,519
Fidelity International Equity Central Fund	16,024,746
Fidelity Investment Grade Bond Central Fund	1,930,992
Fidelity Materials Central Fund	3,161,354
Fidelity Real Estate Equity Central Fund	405,981
Fidelity Securities Lending Cash Central Fund	9,284
Fidelity Utilities Central Fund	4,165,222
Total	$143,864,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(b)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,254,334	$16,086,482	$678,729	$(19,669)	$(1,409,564)	$19,232,854	7.5%
Fidelity Communication Services Central Fund	31,246,126	86,496,862	11,365,674	66,829	6,547,275	112,991,418	7.0%
Fidelity Consumer Discretionary Central Fund	179,272,265	11,248,352	37,519,605	540,451	(12,524,281)	141,017,182	7.3%
Fidelity Consumer Staples Central Fund	94,149,069	10,776,230	10,696,048	(1,272,259)	(2,592,447)	90,364,545	7.1%
Fidelity Emerging Markets Debt Central Fund	33,110	11,895,157	105,773	(1,340)	202,272	12,023,426	8.2%
Fidelity Emerging Markets Equity Central Fund	100,814,435	66,351,671	6,407,107	(354,245)	(715,585)	159,689,169	15.0%
Fidelity Energy Central Fund	91,590,211	3,092,281	9,006,842	(1,646,622)	(16,615,445)	67,413,583	7.2%
Fidelity Financials Central Fund	284,577,379	22,656,266	33,359,635	(2,935,956)	(19,753,820)	251,184,234	7.7%
Fidelity Floating Rate Central Fund	26,312,498	1,519,864	940,920	(6,091)	(524,428)	26,360,923	1.3%
Fidelity Health Care Central Fund	247,033,881	18,309,125	31,470,995	609,284	(27,119,598)	207,361,697	7.3%
Fidelity High Income Central Fund 1	--	37,761,623	558,074	(5,549)	694,935	37,892,935	7.5%
Fidelity Industrials Central Fund	159,657,163	11,487,103	18,900,841	(2,109,487)	(16,458,488)	133,675,450	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	75,609,661	29,185,399	3,709,482	(24,937)	372,799	101,433,440	8.6%
Fidelity Information Technology Central Fund	422,098,333	80,827,847	99,147,076	(8,212,273)	(86,039,130)	309,527,701	7.3%
Fidelity International Credit Central Fund	15,311,785	1,018,585	564,632	(4,036)	121,966	15,883,668	8.8%
Fidelity International Equity Central Fund	326,025,765	29,936,057	18,249,840	(229,609)	(31,298,464)	306,183,909	12.4%
Fidelity Investment Grade Bond Central Fund	194,762,946	23,091,220	102,545,472	(2,792,106)	4,974,444	117,491,032	1.5%
Fidelity Materials Central Fund	42,176,748	4,409,640	4,711,374	(1,114,937)	(5,145,128)	35,614,949	7.5%
Fidelity Real Estate Equity Central Fund	11,209,439	704,281	376,679	829	485,620	12,023,490	8.9%
Fidelity Utilities Central Fund	48,158,744	5,538,467	6,435,401	(71,792)	(744,482)	46,445,536	7.5%
Total	$2,355,293,892	$472,392,512	$396,750,199	$(19,583,515)	$(207,541,549)	$2,203,811,141

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

 (b) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,892,725,717	$1,892,725,717	$--	$--
Fixed-Income Central Funds	311,085,424	311,085,424	--	--
Money Market Central Funds	128,485,593	128,485,593	--	--
Other Short-Term Investments	5,049,661	--	5,049,661	--
Investment Companies	250,938,429	250,938,429	--	--
Total Investments in Securities:	$2,588,284,824	$2,583,235,163	$5,049,661	$--
Derivative Instruments:
Assets
Futures Contracts	$1,486,824	$1,486,824	$--	$--
Total Assets	$1,486,824	$1,486,824	$--	$--
Liabilities
Futures Contracts	$(75,534)	$(75,534)	$--	$--
Total Liabilities	$(75,534)	$(75,534)	$--	$--
Total Derivative Instruments:	$1,411,290	$1,411,290	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,486,824	$(75,534)
Total Equity Risk	1,486,824	(75,534)
Total Value of Derivatives	$1,486,824	$(75,534)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.8%
United Kingdom	2.8%
Japan	2.5%
Cayman Islands	1.8%
Switzerland	1.7%
France	1.5%
Canada	1.5%
Germany	1.1%
Netherlands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,106,344) — See accompanying schedule: Unaffiliated issuers (cost $246,093,986)	$255,988,090
Fidelity Central Funds (cost $1,825,511,542)	2,332,296,734
Total Investment in Securities (cost $2,071,605,528)		$2,588,284,824
Receivable for investments sold		1,069,625
Receivable for fund shares sold		1,908,338
Distributions receivable from Fidelity Central Funds		171,569
Receivable for daily variation margin on futures contracts		259,350
Prepaid expenses		1,829
Other receivables		9,080
Total assets		2,591,704,615
Liabilities
Payable for investments purchased	$1,290,616
Payable for fund shares redeemed	678,497
Accrued management fee	1,124,263
Distribution and service plan fees payable	74,803
Other affiliated payables	343,075
Other payables and accrued expenses	34,888
Collateral on securities loaned	61,506,050
Total liabilities		65,052,192
Net Assets		$2,526,652,423
Net Assets consist of:
Paid in capital		$2,108,841,049
Total distributable earnings (loss)		417,811,374
Net Assets		$2,526,652,423
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($118,338,235 ÷ 6,354,015 shares)		$18.62
Maximum offering price per share (100/94.25 of $18.62)		$19.76
Class M:
Net Asset Value and redemption price per share ($31,732,471 ÷ 1,713,321 shares)		$18.52
Maximum offering price per share (100/96.50 of $18.52)		$19.19
Class C:
Net Asset Value and offering price per share ($42,972,217 ÷ 2,345,168 shares)(a)		$18.32
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,293,206,242 ÷ 122,048,309 shares)		$18.79
Class I:
Net Asset Value, offering price and redemption price per share ($39,133,979 ÷ 2,088,105 shares)		$18.74
Class Z:
Net Asset Value, offering price and redemption price per share ($1,269,279 ÷ 67,843 shares)		$18.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$2,632,919
Interest		59,025
Income from Fidelity Central Funds		17,754,500
Total income		20,446,444
Expenses
Management fee	$6,526,781
Transfer agent fees	1,664,751
Distribution and service plan fees	437,421
Accounting and security lending fees	361,710
Custodian fees and expenses	2,305
Independent trustees' fees and expenses	5,606
Registration fees	80,136
Audit	16,715
Legal	2,159
Miscellaneous	8,557
Total expenses before reductions	9,106,141
Expense reductions	(44,912)
Total expenses after reductions		9,061,229
Net investment income (loss)		11,385,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,165,495)
Fidelity Central Funds	(19,583,562)
Futures contracts	1,091,907
Capital gain distributions from Fidelity Central Funds	126,110,083
Total net realized gain (loss)		105,452,933
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,097,231)
Fidelity Central Funds	(207,541,501)
Futures contracts	1,584,794
Total change in net unrealized appreciation (depreciation)		(209,053,938)
Net gain (loss)		(103,601,005)
Net increase (decrease) in net assets resulting from operations		$(92,215,790)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,385,215	$25,586,001
Net realized gain (loss)	105,452,933	124,346,021
Change in net unrealized appreciation (depreciation)	(209,053,938)	79,442,438
Net increase (decrease) in net assets resulting from operations	(92,215,790)	229,374,460
Distributions to shareholders	(118,486,557)	–
Distributions to shareholders from net investment income	–	(20,443,842)
Distributions to shareholders from net realized gain	–	(50,072,977)
Total distributions	(118,486,557)	(70,516,819)
Share transactions - net increase (decrease)	108,108,598	437,635,381
Total increase (decrease) in net assets	(102,593,749)	596,493,022
Net Assets
Beginning of period	2,629,246,172	2,032,753,150
End of period	$2,526,652,423	$2,629,246,172
Other Information
Undistributed net investment income end of period		$16,436,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.36	$19.02	$16.45	$15.42	$17.64	$16.38
Income from Investment Operations
Net investment income (loss)A	.06	.16	.13	.14	.14	.16
Net realized and unrealized gain (loss)	(.91)	1.77	2.61	1.59	(.77)	1.64
Total from investment operations	(.85)	1.93	2.74	1.73	(.63)	1.80
Distributions from net investment income	(.17)	(.14)	(.13)	(.17)	(.17)	(.11)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.89)	(.59)	(.17)B	(.70)	(1.59)C	(.54)D
Net asset value, end of period	$18.62	$20.36	$19.02	$16.45	$15.42	$17.64
Total ReturnE,F,G	(3.63)%	10.29%	16.83%	11.62%	(3.86)%	11.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	1.02%	1.04%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.02%J	1.02%	1.04%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.01%J	1.02%	1.03%	1.05%	1.04%	1.04%
Net investment income (loss)	.67%J	.80%	.74%	.90%	.85%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$118,338	$115,447	$92,868	$78,147	$66,006	$66,659
Portfolio turnover rateK	51%J	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.22	$18.91	$16.34	$15.32	$17.56	$16.32
Income from Investment Operations
Net investment income (loss)A	.04	.10	.08	.10	.10	.11
Net realized and unrealized gain (loss)	(.90)	1.75	2.61	1.58	(.78)	1.63
Total from investment operations	(.86)	1.85	2.69	1.68	(.68)	1.74
Distributions from net investment income	(.13)	(.09)	(.07)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.84)B	(.54)	(.12)	(.66)	(1.56)	(.50)
Net asset value, end of period	$18.52	$20.22	$18.91	$16.34	$15.32	$17.56
Total ReturnC,D,E	(3.73)%	9.94%	16.54%	11.31%	(4.21)%	10.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%H	1.29%	1.31%	1.32%	1.33%	1.33%
Expenses net of fee waivers, if any	1.28%H	1.29%	1.31%	1.32%	1.33%	1.33%
Expenses net of all reductions	1.28%H	1.29%	1.31%	1.32%	1.32%	1.33%
Net investment income (loss)	.41%H	.53%	.46%	.63%	.57%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$31,732	$31,371	$24,207	$19,582	$18,991	$17,690
Portfolio turnover rateI	51%H	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.715 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.95	$18.65	$16.14	$15.14	$17.37	$16.16
Income from Investment Operations
Net investment income (loss)A	(.01)	.01	–B	.02	.02	.03
Net realized and unrealized gain (loss)	(.88)	1.74	2.56	1.57	(.76)	1.61
Total from investment operations	(.89)	1.75	2.56	1.59	(.74)	1.64
Distributions from net investment income	(.02)	–B	(.01)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.74)	(.45)	(.05)C	(.59)	(1.49)	(.43)
Net asset value, end of period	$18.32	$19.95	$18.65	$16.14	$15.14	$17.37
Total ReturnD,E,F	(4.02)%	9.51%	15.94%	10.80%	(4.62)%	10.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.77%	1.79%	1.80%	1.81%	1.81%
Expenses net of fee waivers, if any	1.77%I	1.77%	1.79%	1.80%	1.81%	1.81%
Expenses net of all reductions	1.77%I	1.77%	1.78%	1.80%	1.80%	1.81%
Net investment income (loss)	(.08)%I	.05%	(.01)%	.15%	.10%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$42,972	$50,588	$44,313	$38,916	$34,590	$30,717
Portfolio turnover rateJ	51%I	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.56	$19.20	$16.60	$15.56	$17.79	$16.52
Income from Investment Operations
Net investment income (loss)A	.09	.22	.19	.19	.20	.21
Net realized and unrealized gain (loss)	(.92)	1.78	2.63	1.60	(.78)	1.65
Total from investment operations	(.83)	2.00	2.82	1.79	(.58)	1.86
Distributions from net investment income	(.23)	(.19)	(.17)	(.22)	(.23)	(.17)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.94)B	(.64)	(.22)	(.75)	(1.65)C	(.59)
Net asset value, end of period	$18.79	$20.56	$19.20	$16.60	$15.56	$17.79
Total ReturnD,E	(3.44)%	10.62%	17.20%	11.92%	(3.54)%	11.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.73%	.74%	.75%	.74%
Expenses net of fee waivers, if any	.71%H	.71%	.73%	.74%	.75%	.74%
Expenses net of all reductions	.71%H	.71%	.73%	.74%	.74%	.74%
Net investment income (loss)	.98%H	1.11%	1.05%	1.21%	1.16%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,293,206	$2,377,705	$1,832,601	$1,454,033	$1,350,006	$1,433,196
Portfolio turnover rateI	51%H	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.715 per share.

 C Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.50	$19.15	$16.55	$15.51	$17.74	$16.48
Income from Investment Operations
Net investment income (loss)A	.09	.21	.18	.19	.19	.21
Net realized and unrealized gain (loss)	(.92)	1.78	2.63	1.60	(.76)	1.64
Total from investment operations	(.83)	1.99	2.81	1.79	(.57)	1.85
Distributions from net investment income	(.21)	(.19)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.93)	(.64)	(.21)	(.75)B	(1.66)	(.59)C
Net asset value, end of period	$18.74	$20.50	$19.15	$16.55	$15.51	$17.74
Total ReturnD,E	(3.50)%	10.58%	17.16%	11.93%	(3.52)%	11.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74%H	.75%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.74%H	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	.95%H	1.07%	1.02%	1.20%	1.15%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$39,134	$54,135	$38,765	$40,747	$38,697	$41,775
Portfolio turnover rateI	51%H	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.45
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(.87)
Total from investment operations	(.77)
Distributions from net investment income	(.25)
Distributions from net realized gain	(.72)
Total distributions	(.97)
Net asset value, end of period	$18.71
Total ReturnC,D	(3.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.62%G
Expenses net of all reductions	.62%G
Net investment income (loss)	1.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,269
Portfolio turnover rateH	51%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z shares on October 2, 2018. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Restricted Securities Options Swaps Forward Foreign Currency Contracts	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2019, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Asset Manager 50%	$203,374
Fidelity Asset Manager 70%	$43,146

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,874,196,661	$186,986,593	$(20,888,973)	$166,097,620
Fidelity Asset Manager 30%	1,573,429,587	66,684,067	(13,601,954)	53,082,113
Fidelity Asset Manager 40%	1,658,370,620	102,773,071	(15,192,613)	87,580,458
Fidelity Asset Manager 50%	8,339,038,225	880,122,797	(62,080,146)	818,042,651
Fidelity Asset Manager 60%	2,836,417,191	239,914,087	(56,726,794)	183,187,293
Fidelity Asset Manager 70%	4,578,109,993	699,353,348	(28,922,544)	670,430,804
Fidelity Asset Manager 85%	2,281,046,982	335,371,644	(26,722,512)	308,649,132

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period except for Fidelity Asset Manager 20%, Fidelity Asset Manager 30% and Fidelity Asset Manager 40%. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments

Purchases and sales of securities including the Equity and Fixed-Income Central Funds and in-kind transactions, other than short-term securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Asset Manager 20%	743,303,149	752,388,533
Fidelity Asset Manager 30%	288,481,828	256,926,621
Fidelity Asset Manager 40%	364,511,513	295,741,891
Fidelity Asset Manager 50%	1,818,172,931	1,748,787,497
Fidelity Asset Manager 60%	732,096,855	556,985,513
Fidelity Asset Manager 70%	1,161,044,395	931,467,126
Fidelity Asset Manager 85%	710,209,100	599,215,539

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.24%	.49%
Fidelity Asset Manager 60%	.30%	.24%	.54%
Fidelity Asset Manager 70%	.30%	.24%	.54%
Fidelity Asset Manager 85%	.30%	.24%	.54%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$48,757	$1,821
Class M	.25%	.25%	57,700	97
Class C	.75%	.25%	123,833	13,680
			$230,290	$15,598
Fidelity Asset Manager 30%
Class A	-%	.25%	$36,275	$680
Class M	.25%	.25%	34,855	22
Class C	.75%	.25%	115,751	22,795
			$186,881	$23,497
Fidelity Asset Manager 40%
Class A	-%	.25%	$46,530	$1,318
Class M	.25%	.25%	28,560	–
Class C	.75%	.25%	125,557	24,363
			$200,647	$25,681
Fidelity Asset Manager 50%
Class A	-%	.25%	$104,154	$3,308
Class M	.25%	.25%	99,486	505
Class C	.75%	.25%	246,741	63,025
			$450,381	$66,838
Fidelity Asset Manager 60%
Class A	-%	.25%	$151,881	$4,344
Class M	.25%	.25%	127,546	364
Class C	.75%	.25%	393,668	47,992
			$673,095	$52,700
Fidelity Asset Manager 70%
Class A	-%	.25%	$181,178	$2,552
Class M	.25%	.25%	142,418	1,334
Class C	.75%	.25%	286,253	39,481
			$609,849	$43,367
Fidelity Asset Manager 85%
Class A	-%	.25%	$136,652	$7,311
Class M	.25%	.25%	74,334	402
Class C	.75%	.25%	226,435	42,666
			$437,421	$50,379

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$4,138
Class M	4,263
Class C(a)	618
$9,019
Fidelity Asset Manager 30%
Class A	$8,127
Class M	2,074
Class C(a)	2,953
$13,154
Fidelity Asset Manager 40%
Class A	$12,162
Class M	2,036
Class C(a)	1,536
$15,734
Fidelity Asset Manager 50%
Class A	$19,139
Class M	5,320
Class C(a)	7,370
$31,829
Fidelity Asset Manager 60%
Class A	$19,850
Class M	4,330
Class C(a)	4,378
$28,558
Fidelity Asset Manager 70%
Class A	$33,676
Class M	5,811
Class C(a)	3,568
$43,055
Fidelity Asset Manager 85%
Class A	$51,234
Class M	4,667
Class C(a)	2,412
$58,313

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$28,573.15
Class M	17,370.15
Class C	19,219.16
Asset Manager 20%	1,869,217.08
Class I	31,398.12
Class Z	360.05
	$1,966,137
Fidelity Asset Manager 30%
Class A	$17,773.12
Class M	9,538.14
Class C	17,221.15
Asset Manager 30%	536,333.07
Class I	15,769.14
Class Z	80.05
	$596,714
Fidelity Asset Manager 40%
Class A	$24,525.13
Class M	8,343.15
Class C	18,544.15
Asset Manager 40%	582,333.08
Class I	16,489.11
Class Z	174.05
	$650,408
Fidelity Asset Manager 50%
Class A	$75,965.18
Class M	35,528.18
Class C	46,243.19
Asset Manager 50%	5,273,513.12
Class I	51,772.15
Class Z	271.05
	$5,483,292
Fidelity Asset Manager 60%
Class A	$112,574.19
Class M	49,910.20
Class C	88,285.22
Asset Manager 60%	1,504,081.12
Class I	47,015.17
Class Z	349.05
	$1,802,214
Fidelity Asset Manager 70%
Class A	$129,752.18
Class M	50,376.18
Class C	52,763.18
Asset Manager 70%	2,860,810.12
Class I	53,562.15
Class Z	358.05
	$3,147,621
Fidelity Asset Manager 85%
Class A	$103,360.19
Class M	30,009.20
Class C	44,103.19
Asset Manager 85%	1,454,327.13
Class I	32,761.17
Class Z	191.05
	$1,664,751

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciations (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$3,628
Fidelity Asset Manager 30%	1,054
Fidelity Asset Manager 40%	1,197
Fidelity Asset Manager 50%	6,897
Fidelity Asset Manager 60%	2,375
Fidelity Asset Manager 70%	4,370
Fidelity Asset Manager 85%	2,051

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated portions of investments of the Funds. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments and a non-taxable exchange of those investments for shares of Fidelity Communication Services Central Fund. Net realized gain (loss) on redemptions from Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund in connection with the reallocation is included in the Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds". Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments Delivered – Consumer Discretionary Central Fund	Value of Investments Delivered – Information Technology Central Fund	Net Realized Gain (Loss) - Consumer Discretionary Central Fund	Net Realized Gain (Loss) - Information Technology Central Fund	Shares of Fidelity Communication Services Central Fund
Fidelity Asset Manager 20%	$8,287,816	$22,064,168	$143,269	$(1,834,288)	165,244
Fidelity Asset Manager 30%	4,191,630	11,133,993	40,707	(1,174,655)	83,437
Fidelity Asset Manager 40%	6,157,563	16,324,048	61,120	(1,575,905)	122,396
Fidelity Asset Manager 50%	42,393,850	112,638,454	2,128,212	(7,094,704)	844,035
Fidelity Asset Manager 60%	16,483,005	43,767,522	346,948	(3,599,296)	328,019
Fidelity Asset Manager 70%	34,458,735	91,443,178	4,889,713	(3,189,830)	685,442
Fidelity Asset Manager 85%	20,203,488	53,640,310	379,073	(4,871,123)	402,024

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of Fidelity Asset Manager 60%. This involved taxable redemptions of Fidelity Asset Manager 60%s' interest in Fidelity Stock Selector All Cap Fund in exchange for investments, valued at $23,473,658, and non-taxable exchanges of those investments for shares of Fidelity Cash Central Fund, Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Communication Services Central Fund and Fidelity Utilities Central Fund. Fidelity Asset Manager 60% had a net realized gain of $1,029,488 on the redemption of Fidelity Stock Selector All Cap Fund.

Other. During the period, the investment adviser reimbursed Fidelity Asset Manager 60% for certain losses in the amount of $1,369.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$9,566
Fidelity Asset Manager 30%	3,003
Fidelity Asset Manager 40%	3,219
Fidelity Asset Manager 50%	17,636
Fidelity Asset Manager 60%	5,679
Fidelity Asset Manager 70%	10,131
Fidelity Asset Manager 85%	4,824

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$44,286
Fidelity Asset Manager 30%	$11,438
Fidelity Asset Manager 40%	$13,796
Fidelity Asset Manager 50%	$68,666
Fidelity Asset Manager 60%	$12,693
Fidelity Asset Manager 70%	$32,387
Fidelity Asset Manager 85%	$9,284

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service credits	Custody credits	Transfer Agent credits
Fidelity Asset Manager 20%	$42,711	$5	$–
Fidelity Asset Manager 30%	13,573	450	–
Fidelity Asset Manager 40%	14,453	180	–
Fidelity Asset Manager 50%	78,857	287	–
Fidelity Asset Manager 50% - Class C	–	–	92
Fidelity Asset Manager 50% - Asset Manager 50%	–	–	2,872
Fidelity Asset Manager 60%	24,972	–	–
Fidelity Asset Manager 60% - Class C	–	–	320
Fidelity Asset Manager 70%	45,692	89	–
Fidelity Asset Manager 70% - Class C	–	–	316
Fidelity Asset Manager 85%	19,768	1,781	–

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$11,900
Fidelity Asset Manager 30%	3,748
Fidelity Asset Manager 40%	3,959
Fidelity Asset Manager 50%	34,254
Fidelity Asset Manager 60%	11,008
Fidelity Asset Manager 70%	19,366
Fidelity Asset Manager 85%	9,125

Class-Level Amount
Fidelity Asset Manager 20%
Class A	$116
Class M	72
Class C	74
Asset Manager 20%	13,807
Class I	163
Class Z	6
$14,238
Fidelity Asset Manager 30%
Class A	$275
Class M	126
Class C	213
Asset Manager 30%	13,437
Class I	183
Class Z	4
$14,238
Fidelity Asset Manager 40%
Class A	$323
Class M	97
Class C	223
Asset Manager 40%	13,320
Class I	266
Class Z	9
$14,238
Fidelity Asset Manager 50%
Class A	$132
Class M	64
Class C	81
Asset Manager 50%	13,848
Class I	110
Class Z	3
$14,238
Fidelity Asset Manager 60%
Class A	$584
Class M	248
Class C	376
Asset Manager 60%	12,756
Class I	264
Class Z	10
$14,238
Fidelity Asset Manager 70%
Class A	$408
Class M	159
Class C	159
Asset Manager 70%	13,314
Class I	192
Class Z	6
$14,238
Fidelity Asset Manager 85%
Class A	$645
Class M	179
Class C	262
Asset Manager 85%	12,928
Class I	217
Class Z	7
$14,238

In addition, during the period the investment advisor reimbursed and/or waived a portion of class-level operating expenses for Fidelity Asset Manager 60% as follows:

Amount
Class A	$6,913
Class M	6,280
Class C	18,191
Asset Manager 60%	129,169
Class I	6,013

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2019(a)	Year ended September 30, 2018
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$1,141,978	$–
Class M	639,529	–
Class C	629,302	–
Asset Manager 20%	144,365,770	–
Class I	1,518,048	–
Class Z	46,673	–
Total	$148,341,300	$–
From net investment income
Class A	$–	$557,701
Class M	–	279,827
Class C	–	185,838
Asset Manager 20%	–	84,880,963
Class I	–	824,664
Total	$–	$86,728,993
From net realized gain
Class A	$–	$779,626
Class M	–	493,663
Class C	–	574,273
Asset Manager 20%	–	97,924,513
Class I	–	1,051,312
Total	$–	$100,823,387
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$758,786	$–
Class M	344,747	–
Class C	528,869	–
Asset Manager 30%	40,681,239	–
Class I	637,944	–
Class Z	9,528	–
Total	$42,961,113	$–
From net investment income
Class A	$–	$355,354
Class M	–	156,008
Class C	–	154,206
Asset Manager 30%	–	22,830,501
Class I	–	363,088
Total	$–	$23,859,157
From net realized gain
Class A	$–	$409,514
Class M	–	218,213
Class C	–	374,145
Asset Manager 30%	–	20,223,846
Class I	–	364,145
Total	$–	$21,589,863
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,226,682	$–
Class M	364,928	–
Class C	745,459	–
Asset Manager 40%	53,408,886	–
Class I	1,033,368	–
Class Z	18,484	–
Total	$56,797,807	$–
From net investment income
Class A	$–	$471,476
Class M	–	125,666
Class C	–	129,202
Asset Manager 40%	–	23,253,114
Class I	–	366,442
Total	$–	$24,345,900
From net realized gain
Class A	$–	$566,952
Class M	–	187,948
Class C	–	373,661
Asset Manager 40%	–	22,032,579
Class I	–	341,273
Total	$–	$23,502,413
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$3,354,558	$–
Class M	1,545,916	–
Class C	1,842,938	–
Asset Manager 50%	363,881,694	–
Class I	2,606,217	–
Class Z	45,849	–
Total	$373,277,172	$–
From net investment income
Class A	$–	$899,227
Class M	–	339,459
Class C	–	198,158
Asset Manager 50%	–	123,985,926
Class I	–	699,436
Total	$–	$126,122,206
From net realized gain
Class A	$–	$2,261,536
Class M	–	1,094,410
Class C	–	1,270,444
Asset Manager 50%	–	246,849,451
Class I	–	1,287,526
Total	$–	$252,763,367
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$4,620,358	$–
Class M	1,832,629	–
Class C	2,563,793	–
Asset Manager 60%	103,779,288	–
Class I	2,198,007	–
Class Z	64,358	–
Total	$115,058,433	$–
From net investment income
Class A	$–	$545,716
Class M	–	139,840
Class C	–	67,250
Asset Manager 60%	–	22,699,277
Class I	–	302,693
Total	$–	$23,754,776
From net realized gain
Class A	$–	$1,104,992
Class M	–	380,291
Class C	–	681,674
Asset Manager 60%	–	34,202,288
Class I	–	475,356
Total	$–	$36,844,601
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$7,809,044	$–
Class M	2,855,665	–
Class C	2,669,934	–
Asset Manager 70%	265,505,010	–
Class I	3,847,572	–
Class Z	116,778	–
Total	$282,804,003	$–
From net investment income
Class A	$–	$1,241,056
Class M	–	351,280
Class C	–	75,950
Asset Manager 70%	–	55,395,637
Class I	–	888,448
Total	$–	$57,952,371
From net realized gain
Class A	$–	$4,015,839
Class M	–	1,521,131
Class C	–	1,667,916
Asset Manager 70%	–	131,031,974
Class I	–	2,168,234
Total	$–	$140,405,094
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$5,200,134	$–
Class M	1,347,043	–
Class C	1,821,138	–
Asset Manager 85%	108,378,709	–
Class I	1,684,353	–
Class Z	55,180	–
Total	$118,486,557	$–
From net investment income
Class A	$–	$673,921
Class M	–	121,986
Class C	–	2,543
Asset Manager 85%	–	19,249,022
Class I	–	396,370
Total	$–	$20,443,842
From net realized gain
Class A	$–	$2,234,818
Class M	–	597,944
Class C	–	1,079,231
Asset Manager 85%	–	45,215,149
Class I	–	945,835
Total	$–	$50,072,977

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2019(a)	Year ended September 30, 2018	Six months ended March 31, 2019(a)	Year ended September 30, 2018
Fidelity Asset Manager 20%
Class A
Shares sold	660,423	505,884	$8,603,036	$6,772,848
Reinvestment of distributions	88,687	99,091	1,127,737	1,324,802
Shares redeemed	(332,651)	(623,134)	(4,334,164)	(8,375,925)
Net increase (decrease)	416,459	(18,159)	$5,396,609	$(278,275)
Class M
Shares sold	366,821	446,344	$4,758,417	$6,009,052
Reinvestment of distributions	50,411	57,952	639,490	773,445
Shares redeemed	(167,981)	(510,377)	(2,185,385)	(6,849,158)
Net increase (decrease)	249,251	(6,081)	$3,212,522	$(66,661)
Class C
Shares sold	267,740	373,368	$3,452,433	$4,979,751
Reinvestment of distributions	49,463	56,565	624,057	752,113
Shares redeemed	(580,073)	(572,000)	(7,534,921)	(7,613,014)
Net increase (decrease)	(262,870)	(142,067)	$(3,458,431)	$(1,881,150)
Asset Manager 20%
Shares sold	36,912,353	57,784,729	$480,623,503	$777,681,921
Reinvestment of distributions	10,991,969	13,227,639	140,104,530	177,119,605
Shares redeemed	(42,665,811)	(71,436,564)	(556,228,186)	(960,147,826)
Net increase (decrease)	5,238,511	(424,196)	$64,499,847	$(5,346,300)
Class I
Shares sold	1,389,897	1,826,170	$18,098,105	$24,537,581
Reinvestment of distributions	113,344	122,856	1,443,611	1,643,815
Shares redeemed	(697,700)	(2,022,771)	(9,124,228)	(27,262,357)
Net increase (decrease)	805,541	(73,745)	$10,417,488	$(1,080,961)
Class Z
Shares sold	186,996	–	$2,443,362	$–
Reinvestment of distributions	3,503	–	44,508	–
Shares redeemed	(16,322)	–	(213,898)	–
Net increase (decrease)	174,177	–	$2,273,972	$–
Fidelity Asset Manager 30%
Class A
Shares sold	562,264	1,126,571	$6,019,646	$12,531,773
Reinvestment of distributions	71,446	68,985	745,387	763,328
Shares redeemed	(274,261)	(641,581)	(2,949,144)	(7,118,517)
Net increase (decrease)	359,449	553,975	$3,815,889	$6,176,584
Class M
Shares sold	332,523	351,820	$3,574,798	$3,905,685
Reinvestment of distributions	33,072	33,836	344,521	374,018
Shares redeemed	(306,073)	(259,115)	(3,290,202)	(2,874,044)
Net increase (decrease)	59,522	126,541	$629,117	$1,405,659
Class C
Shares sold	304,485	807,147	$3,239,351	$8,931,816
Reinvestment of distributions	50,948	48,021	526,848	528,342
Shares redeemed	(546,309)	(505,372)	(5,826,168)	(5,572,836)
Net increase (decrease)	(190,876)	349,796	$(2,059,969)	$3,887,322
Asset Manager 30%
Shares sold	19,865,755	54,804,477	$213,159,286	$609,493,754
Reinvestment of distributions	3,807,983	3,797,335	39,743,998	42,015,638
Shares redeemed	(18,202,612)	(28,259,575)	(195,206,961)	(313,681,914)
Net increase (decrease)	5,471,126	30,342,237	$57,696,323	$337,827,478
Class I
Shares sold	500,466	1,484,878	$5,321,379	$16,479,743
Reinvestment of distributions	56,418	56,711	588,508	627,506
Shares redeemed	(887,654)	(1,249,939)	(9,486,503)	(13,899,290)
Net increase (decrease)	(330,770)	291,650	$(3,576,616)	$3,207,959
Class Z
Shares sold	54,248	–	$586,324	$–
Reinvestment of distributions	893	–	9,293	–
Shares redeemed	(16,577)	–	(177,528)	–
Net increase (decrease)	38,564	–	$418,089	$–
Fidelity Asset Manager 40%
Class A
Shares sold	500,003	880,673	$5,632,438	$10,373,863
Reinvestment of distributions	113,360	88,932	1,225,945	1,038,034
Shares redeemed	(371,582)	(863,223)	(4,198,965)	(10,141,040)
Net increase (decrease)	241,781	106,382	$2,659,418	$1,270,857
Class M
Shares sold	97,567	292,310	$1,094,097	$3,437,201
Reinvestment of distributions	33,692	26,778	363,603	312,286
Shares redeemed	(206,078)	(280,496)	(2,320,882)	(3,301,500)
Net increase (decrease)	(74,819)	38,592	$(863,182)	$447,987
Class C
Shares sold	489,009	653,876	$5,444,140	$7,647,196
Reinvestment of distributions	69,365	42,489	744,222	494,372
Shares redeemed	(538,066)	(534,308)	(6,054,493)	(6,247,978)
Net increase (decrease)	20,308	162,057	$133,869	$1,893,590
Asset Manager 40%
Shares sold	20,035,324	38,575,334	$224,508,142	$453,687,482
Reinvestment of distributions	4,822,877	3,807,876	52,184,852	44,412,987
Shares redeemed	(16,461,270)	(24,658,282)	(184,809,171)	(289,713,503)
Net increase (decrease)	8,396,931	17,724,928	$91,883,823	$208,386,966
Class I
Shares sold	678,401	1,530,525	$7,641,361	$18,000,056
Reinvestment of distributions	90,154	57,375	974,730	669,253
Shares redeemed	(378,449)	(844,872)	(4,251,700)	(9,930,720)
Net increase (decrease)	390,106	743,028	$4,364,391	$8,738,589
Class Z
Shares sold	173,206	–	$1,941,986	$–
Reinvestment of distributions	1,224	–	13,151	–
Shares redeemed	(43,846)	–	(492,604)	–
Net increase (decrease)	130,584	–	$1,462,533	$–
Fidelity Asset Manager 50%
Class A
Shares sold	814,377	1,146,120	$14,173,077	$21,057,916
Reinvestment of distributions	197,289	169,041	3,250,070	3,071,864
Shares redeemed	(529,183)	(806,575)	(9,154,984)	(14,824,728)
Net increase (decrease)	482,483	508,586	$8,268,163	$9,305,052
Class M
Shares sold	351,108	557,672	$6,098,101	$10,265,163
Reinvestment of distributions	93,953	78,884	1,544,685	1,432,594
Shares redeemed	(315,469)	(396,724)	(5,521,285)	(7,288,768)
Net increase (decrease)	129,592	239,832	$2,121,501	$4,408,989
Class C
Shares sold	632,611	1,015,038	$10,853,236	$18,488,385
Reinvestment of distributions	109,662	77,208	1,786,698	1,393,955
Shares redeemed	(839,150)	(613,340)	(14,411,178)	(11,143,058)
Net increase (decrease)	(96,877)	478,906	$(1,771,244)	$8,739,282
Asset Manager 50%
Shares sold	32,238,703	83,353,018	$559,603,684	$1,538,862,489
Reinvestment of distributions	21,322,538	19,729,969	353,149,326	359,754,574
Shares redeemed	(41,825,436)	(66,347,048)	(729,659,807)	(1,224,405,900)
Net increase (decrease)	11,735,805	36,735,939	$183,093,203	$674,211,163
Class I
Shares sold	985,919	2,328,900	$16,943,099	$42,828,385
Reinvestment of distributions	139,751	99,153	2,312,188	1,805,013
Shares redeemed	(1,316,000)	(669,663)	(22,821,047)	(12,321,431)
Net increase (decrease)	(190,330)	1,758,390	$(3,565,760)	$32,311,967
Class Z
Shares sold	137,507	–	$2,391,469	$–
Reinvestment of distributions	2,106	–	34,440	–
Shares redeemed	(22,229)	–	(387,067)	–
Net increase (decrease)	117,384	–	$2,038,842	$–
Fidelity Asset Manager 60%
Class A
Shares sold	1,284,731	1,566,838	$15,524,811	$19,840,441
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	3,323,365	–	41,608,523
Issued in exchange for the shares of Fidelity Global Strategies Fund	–	1,867,899	–	23,386,092
Reinvestment of distributions	411,701	131,843	4,590,464	1,646,723
Shares redeemed	(1,236,344)	(1,525,577)	(14,770,827)	(19,314,959)
Net increase (decrease)	460,088	5,364,368	$5,344,448	$67,166,820
Class M
Shares sold	249,573	423,116	$2,976,799	$5,343,645
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	1,174,749	–	14,637,372
Issued in exchange for the shares of Global Strategies Fund	–	1,532,212	–	19,091,363
Reinvestment of distributions	164,098	41,694	1,821,484	518,672
Shares redeemed	(411,749)	(551,449)	(4,883,514)	(6,979,584)
Net increase (decrease)	1,922	2,620,322	$(85,231)	$32,611,468
Class C
Shares sold	537,822	783,330	$6,273,788	$9,780,237
Issued in exchange for the shares of Global Balanced Fund	–	2,169,921	–	26,733,424
Issued in exchange for the shares of Global Strategies Fund	–	1,878,025	–	23,137,263
Reinvestment of distributions	231,597	60,789	2,542,936	748,924
Shares redeemed	(1,717,862)	(1,101,549)	(20,278,057)	(13,732,417)
Net increase (decrease)	(948,443)	3,790,516	$(11,461,333)	$46,667,431
Asset Manager 60%
Shares sold	24,351,288	51,736,768	$291,039,628	$658,548,793
Issued in exchange for the shares of Global Balanced Fund	–	29,966,477	–	376,678,615
Issued in exchange for the shares of Global Strategies Fund	–	5,885,052	–	73,975,105
Reinvestment of distributions	9,083,022	4,490,978	101,548,182	56,227,024
Shares redeemed	(21,505,593)	(31,701,207)	(258,097,221)	(403,402,687)
Net increase (decrease)	11,928,717	60,378,068	$134,490,589	$762,026,850
Class I
Shares sold	791,291	1,136,223	$9,578,158	$14,501,152
Issued in exchange for the shares of Global Balanced Fund	–	822,927	–	10,352,425
Issued in exchange for the shares of Global Strategies Fund	–	1,803,511	–	22,688,171
Reinvestment of distributions	190,817	59,599	2,135,246	746,768
Shares redeemed	(1,363,380)	(1,043,785)	(16,431,236)	(13,330,118)
Net increase (decrease)	(381,272)	2,778,475	$(4,717,832)	$34,958,398
Class Z
Shares sold	291,195	–	$3,513,867	$–
Reinvestment of distributions	5,016	–	56,082	–
Shares redeemed	(11,834)	–	(140,332)	–
Net increase (decrease)	284,377	–	$3,429,617	$–
Fidelity Asset Manager 70%
Class A
Shares sold	1,158,248	1,072,815	$24,483,792	$24,393,399
Reinvestment of distributions	388,496	226,837	7,517,406	5,065,264
Shares redeemed	(670,168)	(1,193,845)	(14,046,317)	(27,183,772)
Net increase (decrease)	876,576	105,807	$17,954,881	$2,274,891
Class M
Shares sold	292,268	454,790	$6,160,108	$10,365,200
Reinvestment of distributions	146,493	83,182	2,837,567	1,859,121
Shares redeemed	(297,082)	(281,173)	(6,286,768)	(6,409,894)
Net increase (decrease)	141,679	256,799	$2,710,907	$5,814,427
Class C
Shares sold	189,182	480,535	$3,921,025	$10,867,133
Reinvestment of distributions	136,642	76,452	2,637,190	1,701,830
Shares redeemed	(1,087,761)	(482,043)	(22,958,064)	(10,923,979)
Net increase (decrease)	(761,937)	74,944	$(16,399,849)	$1,644,984
Asset Manager 70%
Shares sold	13,677,297	34,679,669	$288,787,744	$790,741,858
Reinvestment of distributions	13,471,969	8,199,184	260,682,604	183,169,767
Shares redeemed	(17,502,266)	(34,158,241)	(370,704,294)	(778,465,644)
Net increase (decrease)	9,647,000	8,720,612	$178,766,054	$195,445,981
Class I
Shares sold	260,400	592,858	$5,560,101	$13,509,405
Reinvestment of distributions	193,412	134,131	3,744,456	2,997,831
Shares redeemed	(352,965)	(1,085,477)	(7,536,663)	(24,835,015)
Net increase (decrease)	100,847	(358,488)	$1,767,894	$(8,327,779)
Class Z
Shares sold	102,345	–	$2,207,323	$–
Reinvestment of distributions	4,742	–	91,659	–
Shares redeemed	(5,224)	–	(107,453)	–
Net increase (decrease)	101,863	–	$2,191,529	$–
Fidelity Asset Manager 85%
Class A
Shares sold	862,443	1,536,559	$15,811,730	$30,493,171
Reinvestment of distributions	312,790	149,653	5,176,673	2,894,292
Shares redeemed	(491,139)	(898,527)	(8,975,042)	(17,732,464)
Net increase (decrease)	684,094	787,685	$12,013,361	$15,654,999
Class M
Shares sold	245,779	408,388	$4,426,572	$8,043,625
Reinvestment of distributions	81,489	37,234	1,342,127	716,755
Shares redeemed	(165,118)	(174,891)	(2,988,006)	(3,429,871)
Net increase (decrease)	162,150	270,731	$2,780,693	$5,330,509
Class C
Shares sold	228,886	679,582	$4,102,456	$13,185,329
Reinvestment of distributions	110,675	56,215	1,805,116	1,070,898
Shares redeemed	(530,733)	(575,122)	(9,582,937)	(11,170,395)
Net increase (decrease)	(191,172)	160,675	$(3,675,365)	$3,085,832
Asset Manager 85%
Shares sold	10,220,635	34,356,371	$186,983,348	$685,028,247
Reinvestment of distributions	6,405,540	3,264,850	106,844,397	63,631,927
Shares redeemed	(10,198,643)	(17,439,052)	(187,066,092)	(347,375,448)
Net increase (decrease)	6,427,532	20,182,169	$106,761,653	$401,284,726
Class I
Shares sold	440,437	1,125,223	$7,925,449	$22,457,259
Reinvestment of distributions	98,286	67,136	1,635,471	1,304,444
Shares redeemed	(1,091,408)	(576,135)	(20,596,691)	(11,482,388)
Net increase (decrease)	(552,685)	616,224	$(11,035,771)	$12,279,315
Class Z
Shares sold	77,579	–	$1,439,153	$–
Reinvestment of distributions	1,771	–	29,410	–
Shares redeemed	(11,507)	–	(204,536)	–
Net increase (decrease)	67,843	–	$1,264,027	$–

 (a) Share transactions for Class Z are for the period October2, 2018 (commencement of sale of shares) to March 31, 2019.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	28%
Fidelity Asset Manager 85%	26%

13. Prior Fiscal Year Merger Information.

On April 27, 2018, Fidelity Asset Manager 60% (the Fund) acquired all of the assets and assumed all of the liabilities of Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds") pursuant to an Agreement and Plan of Reorganization (the Agreements) approved by the Board of Trustees ("the Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Global Balanced Fund net assets of $470,010,359, including securities of $469,048,216 and unrealized appreciation of $2,799,938, and Fidelity Global Strategies Fund net assets of $162,277,994, including securities of $162,279,356 and unrealized appreciation of $1,167,869, were combined with the Fund's net assets of $2,278,829,037 for total net assets after the reorganization of $2,911,117,390.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 39,979,460
Total net realized gain (loss)	180,297,674
Total change in net unrealized appreciation (depreciation)	(11,472,894)
Net increase (decrease) in net assets resulting from operations	$208,804,240

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either he actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class M, Class C, and Class I, and for the period (October 2, 2018 to March 31, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2019	Expenses Paid During Period
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,014.00	$4.17-B
Hypothetical-C		$1,000.00	$1,020.79	$4.18-D
Class M	1.09%
Actual		$1,000.00	$1,012.60	$5.47-B
Hypothetical-C		$1,000.00	$1,019.50	$5.49-D
Class C	1.59%
Actual		$1,000.00	$1,010.10	$7.97-B
Hypothetical-C		$1,000.00	$1,017.00	$8.00-D
Asset Manager 20%	.51%
Actual		$1,000.00	$1,015.60	$2.56-B
Hypothetical-C		$1,000.00	$1,022.39	$2.57-D
Class I	.56%
Actual		$1,000.00	$1,015.30	$2.81-B
Hypothetical-C		$1,000.00	$1,022.14	$2.82-D
Class Z	.48%
Actual		$1,000.00	1,016.60	$2.40-B
Hypothetical-C		$1,000.00	1,022.54	$2.42-D
Fidelity Asset Manager 30%
Class A	.82%
Actual		$1,000.00	$1,008.40	$4.11-B
Hypothetical-C		$1,000.00	$1,020.84	$4.13-D
Class M	1.09%
Actual		$1,000.00	$1,007.00	$5.45-B
Hypothetical-C		$1,000.00	$1,019.50	$5.49-D
Class C	1.60%
Actual		$1,000.00	$1,004.50	$8.00-B
Hypothetical-C		$1,000.00	$1,016.95	$8.05-D
Asset Manager 30%	.53%
Actual		$1,000.00	$1,009.20	$2.65-B
Hypothetical-C		$1,000.00	$1,022.29	$2.67-D
Class I	.59%
Actual		$1,000.00	$1,008.80	$2.95-B
Hypothetical-C		$1,000.00	$1,021.99	$2.97-D
Class Z	.50%
Actual		$1,000.00	$1,010.10	$2.49-B
Hypothetical-C		$1,000.00	$1,022.44	$2.52-D
Fidelity Asset Manager 40%
Class A	.83%
Actual		$1,000.00	$1,000.50	$4.14-B
Hypothetical-C		$1,000.00	$1,020.79	$4.18-D
Class M	1.09%
Actual		$1,000.00	$998.90	$5.43-B
Hypothetical-C		$1,000.00	$1,019.50	$5.49-D
Class C	1.60%
Actual		$1,000.00	$997.40	$7.97-B
Hypothetical-C		$1,000.00	$1,016.95	$8.05-D
Asset Manager 40%	.53%
Actual		$1,000.00	$1,002.20	$2.65-B
Hypothetical-C		$1,000.00	$1,022.29	$2.67-D
Class I	.56%
Actual		$1,000.00	$1,002.00	$2.80-B
Hypothetical-C		$1,000.00	$1,022.14	$2.82-D
Class Z	.50%
Actual		$1,000.00	$1,003.90	$2.48-B
Hypothetical-C		$1,000.00	$1,022.44	$2.52-D
Fidelity Asset Manager 50%
Class A	.94%
Actual		$1,000.00	$992.70	$4.67-B
Hypothetical-C		$1,000.00	$1,020.24	$4.73-D
Class M	1.19%
Actual		$1,000.00	$991.40	$5.91-B
Hypothetical-C		$1,000.00	$1,019.00	$5.99-D
Class C	1.70%
Actual		$1,000.00	$988.80	$8.43-B
Hypothetical-C		$1,000.00	$1,016.45	$8.55-D
Asset Manager 50%	.63%
Actual		$1,000.00	$994.40	$3.13-B
Hypothetical-C		$1,000.00	$1,021.79	$3.18-D
Class I	.66%
Actual		$1,000.00	$994.20	$3.28-B
Hypothetical-C		$1,000.00	$1,021.64	$3.33-D
Class Z	.56%
Actual		$1,000.00	$996.30	$2.77-B
Hypothetical-C		$1,000.00	$1,022.14	$2.82-D
Fidelity Asset Manager 60%
Class A	1.01%
Actual		$1,000.00	$985.30	$5.00-B
Hypothetical-C		$1,000.00	$1,019.90	$5.09-D
Class M	1.26%
Actual		$1,000.00	$983.70	$6.23-B
Hypothetical-C		$1,000.00	$1,018.65	$6.34-D
Class C	1.76%
Actual		$1,000.00	$981.20	$8.69-B
Hypothetical-C		$1,000.00	$1,016.16	$8.85-D
Asset Manager 60%	.69%
Actual		$1,000.00	$986.60	$3.42-B
Hypothetical-C		$1,000.00	$1,021.49	$3.48-D
Class I	.73%
Actual		$1,000.00	$987.00	$3.62-B
Hypothetical-C		$1,000.00	$1,021.29	$3.68-D
Class Z	.63%
Actual		$1,000.00	$988.30	$3.11-B
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Fidelity Asset Manager 70%
Class A	1.00%
Actual		$1,000.00	$975.60	$4.93-B
Hypothetical-C		$1,000.00	$1,019.95	$5.04-D
Class M	1.25%
Actual		$1,000.00	$974.50	$6.15-B
Hypothetical-C		$1,000.00	$1,018.70	$6.29-D
Class C	1.76%
Actual		$1,000.00	$972.30	$8.65-B
Hypothetical-C		$1,000.00	$1,016.16	$8.85-D
Asset Manager 70%	.69%
Actual		$1,000.00	$977.30	$3.40-B
Hypothetical-C		$1,000.00	$1,021.49	$3.48-D
Class I	.72%
Actual		$1,000.00	$977.30	$3.55-B
Hypothetical-C		$1,000.00	$1,021.34	$3.63-D
Class Z	.62%
Actual		$1,000.00	$979.80	$3.04-B
Hypothetical-C		$1,000.00	$1,021.84	$3.13-D
Fidelity Asset Manager 85%
Class A	1.02%
Actual		$1,000.00	$963.70	$4.99-B
Hypothetical-C		$1,000.00	$1,019.85	$5.14-D
Class M	1.28%
Actual		$1,000.00	$962.70	$6.26-B
Hypothetical-C		$1,000.00	$1,018.55	$6.44-D
Class C	1.77%
Actual		$1,000.00	$959.80	$8.65-B
Hypothetical-C		$1,000.00	$1,016.11	$8.90-D
Asset Manager 85%	.71%
Actual		$1,000.00	$965.60	$3.48-B
Hypothetical-C		$1,000.00	$1,021.39	$3.58-D
Class I	.74%
Actual		$1,000.00	$965.00	$3.63-B
Hypothetical-C		$1,000.00	$1,021.24	$3.73-D
Class Z	.62%
Actual		$1,000.00	$968.20	$3.03-B
Hypothetical-C		$1,000.00	$1,021.84	$3.13-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period October 1, 2018 to March 31, 2019) for Class A, Class M, Class C and Class I and multiplied by 181/365 (to reflect the period October 2, 2018 to March 31, 2019) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AR-SANN-0519
1.878280.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019